Vanguard® STAR® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (36.8%)
U.S. Government Securities (7.5%)
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	18,042	18,080
	United States Treasury Note/Bond	4.375%	11/30/2028	23,182	23,657
[1]	United States Treasury Note/Bond	3.250%	6/30/2029	71,793	70,862
	United States Treasury Note/Bond	4.000%	10/31/2029	23,700	23,944
[2]	United States Treasury Note/Bond	4.125%	8/31/2030	49,009	49,714
	United States Treasury Note/Bond	4.000%	1/31/2031	26,000	26,216
	United States Treasury Note/Bond	3.750%	8/31/2031	23,264	23,104
	United States Treasury Note/Bond	3.625%	9/30/2031	25,569	25,221
	United States Treasury Note/Bond	4.125%	11/30/2031	18,700	18,907
	United States Treasury Note/Bond	4.250%	11/15/2040	16,490	15,830
[2]	United States Treasury Note/Bond	4.750%	2/15/2041	14,760	14,957
	United States Treasury Note/Bond	1.750%	8/15/2041	3,105	2,088
	United States Treasury Note/Bond	2.000%	11/15/2041	32,763	22,781
	United States Treasury Note/Bond	2.375%	2/15/2042	41,852	30,683
	United States Treasury Note/Bond	3.250%	5/15/2042	10,000	8,306
	United States Treasury Note/Bond	3.750%	11/15/2043	20,000	17,469
	United States Treasury Note/Bond	4.500%	2/15/2044	3,036	2,927
[3]	United States Treasury Note/Bond	4.625%	11/15/2044	17,424	17,002
[2]	United States Treasury Note/Bond	2.500%	2/15/2045	25,338	17,878
	United States Treasury Note/Bond	4.750%	2/15/2045	38,000	37,651
	United States Treasury Note/Bond	2.500%	2/15/2046	4,711	3,271
[2]	United States Treasury Note/Bond	2.250%	8/15/2046	16,894	11,090
	United States Treasury Note/Bond	3.000%	5/15/2047	1,040	778
[4]	United States Treasury Note/Bond	2.375%	11/15/2049	16,331	10,446
[3]	United States Treasury Note/Bond	1.250%	5/15/2050	42,300	20,187
[2]	United States Treasury Note/Bond	1.375%	8/15/2050	43,700	21,422
	United States Treasury Note/Bond	1.625%	11/15/2050	35,400	18,509
[3]	United States Treasury Note/Bond	2.375%	5/15/2051	32,800	20,592
	United States Treasury Note/Bond	1.875%	11/15/2051	42,100	23,176
	United States Treasury Note/Bond	2.250%	2/15/2052	38,063	22,994
	United States Treasury Note/Bond	4.750%	5/15/2055	28,000	27,366
					647,108
Conventional Mortgage-Backed Securities (25.5%)
[5,6]	Fannie Mae Pool	3.000%	6/1/2043	5,363	4,924
[5,6]	Fannie Mae Pool	4.110%	9/1/2030	5,250	5,257
[5,6]	Fannie Mae Pool	4.180%	8/1/2030	13,250	13,307
[5,6]	Fannie Mae Pool	4.190%	4/1/2030–5/1/2030	20,215	20,322
[5,6]	Fannie Mae Pool	4.220%	9/1/2030	12,040	12,110
[5,6]	Fannie Mae Pool	4.280%	11/1/2030	4,100	4,129
[5,6]	Fannie Mae Pool	4.290%	4/1/2030	16,890	17,047
[5,6]	Fannie Mae Pool	4.340%	9/1/2030	5,500	5,553
[5,6]	Fannie Mae Pool	4.460%	6/1/2030	29,500	29,969
[5,6]	Fannie Mae Pool	4.600%	4/1/2030	12,200	12,460
[5,6]	Freddie Mac Gold Pool	3.000%	6/1/2045–1/1/2047	1,307	1,191
[5,6]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	243	229
[5,6]	Freddie Mac Gold Pool	4.000%	8/1/2030–4/1/2044	1,469	1,457
[5,6]	Freddie Mac Gold Pool	4.030%	7/1/2030	1,800	1,794
[5,6]	Freddie Mac Gold Pool	4.500%	9/1/2035–11/1/2045	3,031	3,052
[5,6]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	1,042	1,070
[5]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	7,518	6,721
[5]	Ginnie Mae I Pool	3.000%	11/15/2026–3/15/2046	57,236	52,209
[5]	Ginnie Mae I Pool	3.250%	8/15/2042	1,301	1,213
[5]	Ginnie Mae I Pool	3.500%	7/15/2042–6/15/2048	48,583	45,867
[5]	Ginnie Mae I Pool	3.750%	7/15/2042	169	160
[5]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	2,172	2,081
[5]	Ginnie Mae I Pool	4.000%	7/15/2045–7/15/2046	64,150	62,311
[5]	Ginnie Mae I Pool	4.500%	2/15/2044–4/15/2044	33,160	33,239
[5]	Ginnie Mae I Pool	5.000%	6/15/2041–7/15/2052	28,186	28,760
[5]	Ginnie Mae I Pool	5.500%	1/15/2030–9/15/2045	20,555	21,104
[5]	Ginnie Mae I Pool	6.000%	4/15/2039–3/15/2040	6,972	7,271
[5]	Ginnie Mae I Pool	6.500%	5/15/2037–7/15/2040	7,030	7,537
[5]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	647	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ginnie Mae I Pool	7.500%	10/15/2031	322	333
[5]	Ginnie Mae I Pool	8.000%	8/15/2031	134	138
[5]	Ginnie Mae II Pool	1.500%	4/20/2044–6/20/2047	48	40
[5]	Ginnie Mae II Pool	2.000%	10/20/2043–8/20/2051	64,112	53,358
[5,7]	Ginnie Mae II Pool	2.500%	6/20/2037–2/15/2056	85,680	74,547
[5]	Ginnie Mae II Pool	3.000%	4/20/2031–12/20/2052	54,185	49,259
[5]	Ginnie Mae II Pool	3.500%	5/20/2046–9/20/2051	43,353	40,661
[5]	Ginnie Mae II Pool	4.000%	6/20/2039–6/20/2052	32,454	31,183
[5]	Ginnie Mae II Pool	4.500%	12/20/2032–10/20/2052	29,285	28,934
[5,7]	Ginnie Mae II Pool	5.000%	3/20/2033–2/15/2056	70,255	70,876
[5,7]	Ginnie Mae II Pool	5.500%	1/20/2034–2/15/2056	60,045	61,437
[5]	Ginnie Mae II Pool	6.000%	4/20/2028–10/20/2055	31,870	32,724
[5]	Ginnie Mae II Pool	6.500%	5/20/2037–8/20/2055	8,401	8,727
[5,7]	Ginnie Mae II Pool	7.000%	2/20/2055–2/15/2056	2,220	2,283
[5,6]	UMBS Pool	1.500%	2/1/2036–1/1/2051	70,159	58,640
[5,6]	UMBS Pool	2.000%	5/1/2036–5/1/2052	384,306	320,670
[5,6,7]	UMBS Pool	2.500%	7/1/2027–2/25/2056	251,799	218,873
[5,6,7]	UMBS Pool	3.000%	4/1/2026–2/25/2056	134,905	122,256
[5,6]	UMBS Pool	3.500%	5/1/2042–8/1/2052	94,654	88,681
[5,6,7]	UMBS Pool	4.500%	12/1/2040–2/1/2054	56,388	55,542
[5,6,7]	UMBS Pool	5.000%	9/1/2035–2/25/2056	181,029	181,695
[5,6,7]	UMBS Pool	6.000%	11/1/2052–2/25/2056	198,774	204,861
[5,6,7]	UMBS Pool	6.500%	2/1/2029–2/25/2056	80,495	83,810
					2,192,536
Nonconventional Mortgage-Backed Securities (3.8%)
[5,6]	Fannie Mae Pool	1.773%	8/1/2051	1,804	1,739
[5,6]	Fannie Mae Pool	4.521%	9/1/2055	7,611	7,635
[5,6]	Fannie Mae Pool	4.552%	10/1/2055	12,653	12,695
[5,6]	Fannie Mae Pool	4.622%	8/1/2055	4,395	4,437
[5,6]	Fannie Mae Pool	4.718%	1/1/2056	3,254	3,291
[5,6]	Fannie Mae Pool	4.849%	12/1/2055	2,422	2,438
[5,6]	Fannie Mae Pool	4.864%	12/1/2055	12,013	12,150
[5,6]	Fannie Mae Pool	5.003%	11/1/2055	6,062	6,144
[5,6]	Fannie Mae Pool	5.055%	12/1/2055	7,350	7,462
[5,6]	Fannie Mae Pool	5.108%	12/1/2055	4,592	4,684
[5,6]	Fannie Mae Pool	5.110%	10/1/2055	2,360	2,398
[5,6]	Fannie Mae Pool	5.134%	9/1/2055	4,955	5,042
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	1,599	1,628
[5,6]	Fannie Mae Pool	5.370%	5/1/2055	2,710	2,774
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	57	59
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	358	371
[5,6]	Fannie Mae REMICS	1.000%	8/25/2050	2,166	1,746
[5,6]	Fannie Mae REMICS	1.250%	5/25/2050	947	773
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	10,797	8,674
[5,6]	Fannie Mae REMICS	2.000%	6/25/2048	931	788
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	9,416	8,403
[5,6]	Fannie Mae REMICS	3.000%	4/25/2040–10/25/2049	10,433	9,469
[5,6]	Fannie Mae REMICS	5.500%	12/25/2051	4,552	4,600
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.264%	10/1/2044	100	102
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.327%	10/1/2044	437	451
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.617%	6.364%	9/1/2044	269	277
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.219%	10/1/2044	359	370
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	9/1/2043–7/1/2044	241	249
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.549%	4/1/2044	279	288
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.639%	6.358%	8/1/2043	337	349
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	920	923
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/2055	2,818	2,854
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.143%	12/1/2055	7,236	7,336
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.151%	5.209%	11/1/2055	2,554	2,599
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/2055	1,413	1,436
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	1,556	1,579
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.157%	10/1/2055	2,979	3,030
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.562%	10/1/2055	4,136	4,140
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/2055	1,899	1,926
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/2055	3,396	3,442
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	1,635	1,656
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	2,732	2,773
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.294%	9/1/2055	3,337	3,389
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.321%	9/1/2055	3,186	3,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Freddie Mac REMICS	1.000%	8/25/2050	1,115	847
[5,6]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	25,450	22,492
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–8/25/2048	13,613	12,346
[5,6]	Freddie Mac REMICS	3.000%	9/15/2044	57,578	53,051
[5,6]	Freddie Mac REMICS	4.000%	7/15/2048	2,748	2,646
[5,6,8]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	1,471	1,296
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	13,764	13,842
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055	7,239	7,352
[5]	Ginnie Mae REMICS	1.000%	4/20/2051	1,076	834
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	7,920	6,254
[5]	Ginnie Mae REMICS	1.500%	2/20/2050	917	739
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–12/20/2050	20,799	18,614
[5]	Ginnie Mae REMICS	3.500%	5/20/2048	4,824	4,679
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	24,943	24,052
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	531	458
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	1,260	1,042
					322,356
Total U.S. Government and Agency Obligations (Cost $3,122,597)					3,162,000
Asset-Backed/Commercial Mortgage-Backed Securities (11.6%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	290	291
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	5,460	5,469
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	290	291
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	2,300	2,307
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	4,210	4,212
[5,9]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	400	401
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	316	323
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	254	260
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	165	169
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	175	181
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/2029	256	260
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	184	187
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	182	185
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	503	512
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	199	201
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	142	144
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	462	466
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	957	962
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	455	457
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	1,136	1,144
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	430	431
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	241	246
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	520	534
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	1,190	1,213
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	905	894
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	595	581
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	2,130	2,049
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,110	1,079
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	560	571
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	730	745
[5,9]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	450	451
[5,9]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	880	882
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	78	78
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	258	265
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	148	151
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	130	133
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	1,306	1,368
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	599	618
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	575	591
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	330	339
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,420	1,440
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	2,230	2,263
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	210	214
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	500	512
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	220	227
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	1,630	1,633
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.218%	10/20/2036	1,760	1,764
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	4.199%	9/15/2048	81	75
[5]	Banc of America Funding Trust Series 2006-H	4.688%	9/20/2046	116	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	198	196
[5]	BANK Series 2017-BNK7	3.175%	9/15/2060	41	41
[5]	BANK Series 2017-BNK7	3.435%	9/15/2060	159	157
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	333	326
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	72	73
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	168	166
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	463	440
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	627	596
[5]	BANK Series 2022-BNK40	3.390%	3/15/2064	7,500	7,033
[5]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,078	1,125
[5]	BANK Series 2024-5YR9	5.614%	8/15/2057	994	1,035
[5]	BANK Series 2025-BNK50	5.875%	5/15/2068	890	939
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	242	241
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	533	520
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	146	140
[5,9]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	1,110	1,113
[5,9]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	2,920	2,934
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	1,390	1,392
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	1,870	1,876
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	207	175
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	976	820
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	206	207
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	231	234
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	279	285
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	677	674
[5]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	100	100
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	4,600	4,807
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,375	1,442
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	7,035	7,242
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	1,580	1,665
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	600	624
[5,7]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2031	2,030	2,100
[5]	Bear Stearns ARM Trust Series 2006-4	4.088%	10/25/2036	156	131
[5]	Bear Stearns ARM Trust Series 2007-3	4.199%	5/25/2047	154	139
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	768	762
[5]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/2052	133	132
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	501	524
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	353	364
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,020	1,061
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	1,970	1,978
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	2,240	2,246
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	2,890	2,900
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	664	688
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	456	484
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	2,225	2,318
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	1,030	1,095
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	5,820	6,015
[5]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/2058	1,970	2,034
[5,7]	BMO Mortgage Trust Series 2026-C14	1.000%	2/15/2059	2,150	2,211
[5,7]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	4,760	4,896
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	940	949
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	640	646
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	1,250	1,253
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	900	857
[5,9]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	5,120	5,207
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.057%	10/16/2028	219	219
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.807%	8/16/2029	2,710	2,705
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	124	127
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	88	90
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	383	389
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	122	124
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	134	136
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	108	110
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	78	80
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	146	150
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	123	126
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	540	551
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	330	339
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	380	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	400	405
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	480	488
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	190	192
[5]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	580	581
[5]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	270	271
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	174	173
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	186	183
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	169	93
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	272	266
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	357	354
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	225	221
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	144	141
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	778	774
[5]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	144	135
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	3,880	3,936
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	61	61
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	403	406
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	201	202
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	333	340
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	94	96
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	88	90
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	219	225
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	147	151
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	361	371
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	391	402
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	196	197
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	340	346
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	370	374
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	230	230
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	660	657
[5]	CHL Mortgage Pass-Through Trust Series 2006-HYB1	4.750%	3/20/2036	106	99
[5]	CHL Mortgage Pass-Through Trust Series 2007-HYB2	4.253%	2/25/2047	135	124
[5,7,9,10]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	950	950
[5,7,9,10]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	2,730	2,730
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	490	492
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	900	905
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	53	52
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	4.335%	9/10/2058	203	177
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	255	252
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	134	133
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	193	175
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.252%	9/15/2050	110	90
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	253	252
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	217	216
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	940	896
[5]	Citigroup Mortgage Loan Trust Series 2007-AR8	4.977%	7/25/2037	7	7
[5,9]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/2055	11,778	11,801
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	184	187
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	1,047	1,051
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	42	42
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	3,020	3,006
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	3,740	3,753
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	4,280	4,316
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R06, SOFR30A + 1.700%	5.397%	7/25/2043	52	52
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.647%	9/25/2043	166	167
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.747%	1/25/2044	627	628
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.797%	2/25/2044	72	72
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.697%	5/25/2044	267	267
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.697%	7/25/2044	700	701
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.847%	9/25/2044	495	496
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.647%	1/25/2045	442	442
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.697%	2/25/2045	445	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.147%	3/25/2045	1,664	1,674
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.697%	5/25/2045	951	952
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.697%	7/25/2045	1,445	1,446
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.597%	9/25/2045	1,521	1,521
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.131%	8/15/2048	224	204
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	263	261
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	68	65
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	310	307
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	2,100	2,095
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	180	177
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	559	503
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	113	114
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	110	112
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	210	212
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	400	401
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	510	511
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	139	143
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	57	58
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	1,150	1,112
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	4,489	4,504
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	2,813	2,824
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	738	748
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	924	931
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	1,346	1,357
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	5,470	5,530
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	3,740	3,748
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	650	651
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	1,950	1,959
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/2038	2,200	2,215
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.612%	10/25/2056	203	202
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	56	56
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	1,450	1,455
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.222%	10/15/2038	1,120	1,127
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	217	222
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	238	241
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	362	366
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	790	797
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	2,180	2,195
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	1,620	1,624
[5]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	3,850	3,857
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	170	171
[5,6]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	17,110	15,612
[5,6]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	13,050	13,287
[5,6]	Fannie Mae-Aces Series 2025-M5	1.783%	11/25/2031	23,020	20,346
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	670	682
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	6,320	6,411
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K554	4.220%	12/25/2030	13,900	13,974
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR3	3.718%	11/25/2036	61	32
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR4	4.624%	1/25/2037	138	65
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	770	775
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	570	574
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	1,100	1,118
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	43	44
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	935	786
[5,7,8,9]	Flatiron CLO 24 Ltd. Series 2023-2A, TSFR3M + 1.190%	4.783%	1/15/2039	1,130	1,130
[5,7,8,9]	Flatiron CLO 24 Ltd. Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	990	990
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/2027	207	208
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	195	198
[5,9]	Ford Credit Auto Owner Trust Series 2021-1	1.910%	10/17/2033	324	322
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	1,160	1,165
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	633	653
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	676	694
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	817	836
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	967	976
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	181	185
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	1,550	1,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,250	1,263
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,150	2,197
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	811	823
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	556	575
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	589	592
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	239	240
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,050	1,063
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/2057	2,213	1,708
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/2058	2,328	1,778
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/2058	3,206	2,464
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	10,489	9,375
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	2,989	2,319
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/2059	11,387	9,369
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.547%	11/25/2043	192	193
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.047%	2/25/2044	669	672
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.947%	5/25/2044	1,020	1,024
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.747%	10/25/2044	70	70
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	4.947%	3/25/2044	588	591
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.947%	8/25/2044	846	849
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.647%	1/25/2045	140	140
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.797%	5/25/2045	1,127	1,130
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.647%	9/25/2045	3,434	3,438
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.647%	2/25/2045	268	268
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	1,031	906
[5,7,9]	GGP Trust Series 2026-TY	1.000%	3/5/2043	5,290	5,290
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	2,050	2,063
[5,9]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	350	350
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	658	661
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	484	490
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	920	930
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	680	684
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	117	119
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	180	184
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	383	391
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	122	124
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	75	76
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	930	942
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	190	192
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	94	92
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	171	168
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	200	210
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	939	966
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	266	273
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	3,020	3,079
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	129	131
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	914	925
[5]	GMACM Mortgage Loan Trust Series 2005-AR6	3.724%	11/19/2035	12	11
[5,9]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	397	409
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/2029	364	368
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	1,184	1,219
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	152	156
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	312	316
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	560	564
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	820	830
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	640	647
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.518%	9/10/2047	893	786
[5]	GS Mortgage Securities Trust Series 2015-GC34	4.697%	10/10/2048	202	122
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	127	126
[5]	GS Mortgage Securities Trust Series 2018-GS9	3.992%	3/10/2051	254	253
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	197	194
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	9,985	9,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	440	403
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	536	548
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	338	346
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	1,270	1,276
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	550	551
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	1,490	1,502
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	760	761
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	242	244
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	305	307
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	381	386
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	165	167
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	517	524
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	269	274
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	910	919
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	1,590	1,603
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	420	420
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	610	609
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	973	819
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	274	278
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	367	371
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	4,403	4,430
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	255	258
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,290	1,306
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	706	729
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/2031	388	397
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	320	328
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	315	321
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	604	621
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	119	121
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	329	335
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	209	212
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	597	607
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	890	908
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,340	1,343
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	1,100	1,112
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	5,925	6,035
[5,7,9]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	2,410	2,410
[5,9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	5.582%	11/15/2043	33	31
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	8,867	7,771
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	2,224	1,872
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	8,829	7,765
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/2050	304	302
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/2050	307	303
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	289	285
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	203	203
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	155	158
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	91	93
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	76	79
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	245	247
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	266	269
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	216	219
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	148	149
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	269	274
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	564	576
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	530	535
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	510	512
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	710	713
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	1,120	1,123
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	2,950	2,961
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	2,917	2,946
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	416	426
[5]	MASTR Adjustable Rate Mortgages Trust Series 2004-3	6.341%	4/25/2034	1	1
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	1,016	853
[5,8]	Merrill Lynch Mortgage Investors Trust Series 2003-A2, TSFR6M + 1.928%	5.512%	2/25/2033	7	6
[5]	Merrill Lynch Mortgage Investors Trust Series 2003-A4	6.625%	7/25/2033	3	2
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.952%	7/15/2046	171	159
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	126	124
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	3,150	3,329
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	2,500	2,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	103	103
[5,9]	Morgan Stanley Capital I Trust Series 2014-150E	3.912%	9/9/2032	404	379
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	290	290
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,921	1,903
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	176	169
[5]	Morgan Stanley Mortgage Loan Trust Series 2006-8AR	5.777%	6/25/2036	58	56
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	2,745	2,581
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	623	598
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	1,845	1,865
[5,9]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/2059	14	14
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	1,491	1,495
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	1,330	1,323
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	1,490	1,485
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	212	215
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	288	292
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	570	576
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	256	258
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	860	864
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	960	841
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	13,768	12,067
[5,9]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	1,380	1,384
[5,9]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	850	856
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	1,130	1,132
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	1,500	1,502
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	7,230	7,326
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	800	810
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	210	210
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	210	209
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	7,600	7,658
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	3,240	3,267
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,050	1,053
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	9,245	9,216
[5,8,9]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.047%	10/25/2056	6,177	6,203
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	24,297	24,463
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	1,598	1,614
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	50,065	50,563
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	18,612	18,779
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	38,293	38,769
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	20,032	20,135
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	5,995	6,058
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	7,790	7,876
[5,8,9]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	4.997%	9/1/2056	6,366	6,392
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.047%	10/1/2056	8,603	8,638
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.047%	11/25/2056	26,687	26,796
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.997%	12/25/2056	36,227	36,375
[5,9]	PMT Loan Trust Series 2026-CNF1	4.889%	1/25/2057	7,250	7,250
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	18,250	18,114
[5,9]	PMT Loan Trust Series 2026-INV1	5.028%	1/25/2057	9,800	9,840
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	9,800	9,904
[5,9]	PMT Loan Trust Series 2026-J1	4.853%	1/25/2057	6,250	6,263
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	178	176
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	146	146
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	145	145
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	406	393
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	378	365
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	567	541
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	1,013	971
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	1,108	1,053
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	1,029	985
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	194	186
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,958	2,818
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	2,270	2,161
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	920	861
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	4,090	3,981
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	980	936
[5,9]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	4,910	4,925
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	160	161
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	280	280
[5,8,9]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.703%	12/20/2030	770	771
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	2,440	2,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	RFMSI Trust Series 2006-SA2	5.522%	8/25/2036	241	159
[5]	RFMSI Trust Series 2006-SA3	6.081%	9/25/2036	91	47
[5,9]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	890	894
[5,7,9]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	3,140	3,150
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	196	199
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	570	572
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	84	85
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	425	430
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	338	349
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	223	226
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	432	441
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	469	484
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	1,231	1,254
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	1,304	1,340
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	2,433	2,455
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,457	2,484
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	430	439
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	17,750	18,068
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	5,120	5,174
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/2029	606	613
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	281	286
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	275	281
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	380	382
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	59	60
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	179	182
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	340	345
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	98	99
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	39	39
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	205	208
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	154	156
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	440	441
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	490	491
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	32,860	30,975
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	195	200
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	274	282
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	211	216
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	249	256
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	281	289
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	336	340
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	533	541
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	84	86
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	497	508
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	470	479
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	1,940	1,970
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	1,720	1,724
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	1,980	1,776
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	19	19
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	105	104
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	139	139
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	540	543
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	960	962
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,130	1,146
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	810	816
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	2,269	2,299
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	2,160	2,153
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	5,000	4,975
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	244	248
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	243	248
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	670	676
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,050	1,059
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	1,142	1,150
[5,9]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/2036	1,117	1,039
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	929	962
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	245	248
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	1,136	1,149
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	715	709
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	293	290
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	773	778
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	962	960
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	2,516	2,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	346	343
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	2,481	2,487
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	214	217
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	5,500	5,458
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	5,370	5,327
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,680	1,710
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	2,100	2,134
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	479	490
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	594	610
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	1,048	1,079
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	317	321
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	272	276
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	72	73
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	1,150	1,159
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,860	1,898
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,600	1,635
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	290	293
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	410	416
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	220	224
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	240	239
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	1,640	1,644
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR18	5.805%	1/25/2033	2	2
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR7	5.641%	8/25/2033	6	6
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9	5.418%	9/25/2033	11	11
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	590	592
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	690	692
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.458%	8/15/2050	239	160
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.586%	9/15/2058	51	49
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	289	285
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	353	349
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	127	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	126	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	177	165
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	276	275
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	175	175
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	843	848
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	83	83
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	5,830	6,017
[5]	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14	6.496%	10/25/2036	69	63
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	1,100	928
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	2,189	2,160
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	258	252
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	3,110	3,112
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	1,740	1,742
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	670	671
[5,9]	WFLD Mortgage Trust Series 2014-MONT	3.755%	8/10/2031	1,447	1,405
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.378%	5/15/2047	362	313
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.513%	5/15/2047	229	102
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	240	244
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	248	253
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	348	354
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $989,004)					997,529
Corporate Bonds (31.0%)
Communications (2.1%)
[11]	Alphabet Inc.	4.000%	5/6/2054	500	551
	Alphabet Inc.	5.700%	11/15/2075	3,390	3,326
[9]	AMC Networks Inc.	10.250%	1/15/2029	2,346	2,446
	AMC Networks Inc.	4.250%	2/15/2029	49	43
[9]	AMC Networks Inc.	10.500%	7/15/2032	715	771
	AT&T Inc.	1.650%	2/1/2028	2,222	2,124
[5]	AT&T Inc.	4.100%	2/15/2028	2,179	2,184
	AT&T Inc.	4.350%	3/1/2029	1,123	1,131
[7]	AT&T Inc.	4.750%	4/30/2033	4,490	4,482
	AT&T Inc.	3.500%	6/1/2041	3,486	2,739
[7]	AT&T Inc.	5.850%	4/30/2046	6,004	5,964
	AT&T Inc.	6.050%	8/15/2056	7,700	7,706
[9]	Cable One Inc.	4.000%	11/15/2030	383	279
[9]	CCO Holdings LLC	5.125%	5/1/2027	180	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CCO Holdings LLC	4.750%	3/1/2030	127	121
[9]	CCO Holdings LLC	4.500%	8/15/2030	2,820	2,654
[9]	CCO Holdings LLC	4.250%	2/1/2031	94	86
[9]	CCO Holdings LLC	4.750%	2/1/2032	465	425
	CCO Holdings LLC	4.500%	5/1/2032	2,605	2,341
[9]	CCO Holdings LLC	7.000%	2/1/2033	430	434
	Charter Communications Operating LLC	3.750%	2/15/2028	2,398	2,367
	Charter Communications Operating LLC	4.200%	3/15/2028	3,362	3,349
	Charter Communications Operating LLC	2.250%	1/15/2029	3,700	3,475
	Charter Communications Operating LLC	5.050%	3/30/2029	1,585	1,602
	Charter Communications Operating LLC	6.100%	6/1/2029	790	824
	Charter Communications Operating LLC	6.650%	2/1/2034	1,966	2,070
	Charter Communications Operating LLC	6.384%	10/23/2035	5,072	5,198
	Charter Communications Operating LLC	6.484%	10/23/2045	11,963	11,282
	Charter Communications Operating LLC	5.750%	4/1/2048	10,160	8,738
	Charter Communications Operating LLC	6.700%	12/1/2055	3,515	3,395
	Charter Communications Operating LLC	3.950%	6/30/2062	2,430	1,476
[9]	Cipher Compute LLC	7.125%	11/15/2030	505	520
	Comcast Corp.	3.900%	3/1/2038	3,903	3,388
	Comcast Corp.	3.750%	4/1/2040	2,545	2,092
	Comcast Corp.	3.400%	7/15/2046	3,755	2,610
	Comcast Corp.	4.000%	8/15/2047	4,803	3,629
[9]	CSC Holdings LLC	11.250%	5/15/2028	1,735	1,386
[9]	CSC Holdings LLC	4.500%	11/15/2031	2,800	1,687
[9]	Directv Financing LLC	5.875%	8/15/2027	24	24
[9]	Directv Financing LLC	8.875%	2/1/2030	930	942
[9]	Directv Financing LLC	10.000%	2/15/2031	915	943
[9]	DISH Network Corp.	11.750%	11/15/2027	284	294
[9]	EW Scripps Co.	9.875%	8/15/2030	405	403
	Expedia Group Inc.	4.625%	8/1/2027	3,839	3,867
[9]	Flash Compute LLC	7.250%	12/31/2030	455	457
[9]	Frontier Communications Holdings LLC	5.000%	5/1/2028	132	132
[9]	Gray Media Inc.	5.375%	11/15/2031	410	304
[9]	Gray Media Inc.	9.625%	7/15/2032	505	520
[9]	Gray Media Inc.	7.250%	8/15/2033	310	317
	Meta Platforms Inc.	4.200%	11/15/2030	5,990	5,978
	Meta Platforms Inc.	5.500%	11/15/2045	3,900	3,750
	Meta Platforms Inc.	5.400%	8/15/2054	7,280	6,708
	Meta Platforms Inc.	5.750%	11/15/2065	1,300	1,229
[9]	Midcontinent Communications	8.000%	8/15/2032	2,245	2,161
[9]	NTT Finance Corp.	4.567%	7/16/2027	2,694	2,717
[9]	Orange SA	4.750%	1/13/2033	8,363	8,338
	Paramount Global	3.375%	2/15/2028	6	6
	Paramount Global	3.700%	6/1/2028	334	325
	Paramount Global	4.375%	3/15/2043	1,450	997
	Rogers Communications Inc.	7.000%	4/15/2055	245	254
	Rogers Communications Inc.	7.125%	4/15/2055	935	981
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	128	118
	Sprint Capital Corp.	6.875%	11/15/2028	2	2
	Telefonica Emisiones SA	4.103%	3/8/2027	120	120
[5,11]	Telefonica Emisiones SA	1.864%	7/13/2040	300	257
[12]	Time Warner Cable LLC	5.750%	6/2/2031	2,200	3,044
[12]	Time Warner Cable LLC	5.250%	7/15/2042	200	230
	T-Mobile USA Inc.	5.700%	1/15/2056	3,343	3,232
[9]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	796	812
	Uber Technologies Inc.	4.300%	1/15/2030	5,130	5,146
	Uber Technologies Inc.	4.800%	9/15/2034	2,350	2,336
	Uber Technologies Inc.	4.800%	9/15/2035	5,285	5,224
[9]	Univision Communications Inc.	8.000%	8/15/2028	11	11
[9]	Univision Communications Inc.	7.375%	6/30/2030	19	19
[9]	Univision Communications Inc.	8.500%	7/31/2031	2,165	2,260
[9]	Univision Communications Inc.	9.375%	8/1/2032	810	872
	Verizon Communications Inc.	2.100%	3/22/2028	1,754	1,689
	Verizon Communications Inc.	4.016%	12/3/2029	4,353	4,329
	Verizon Communications Inc.	4.750%	1/15/2033	3,401	3,400
	Verizon Communications Inc.	5.875%	11/30/2055	3,433	3,388
[9]	Versant Media Group Inc.	7.250%	1/30/2031	230	236
[9]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	760	754
[5]	Warnermedia Holdings Inc.	4.279%	3/15/2032	920	809
[5]	Warnermedia Holdings Inc.	5.050%	3/15/2042	490	346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Warnermedia Holdings Inc.	5.141%	3/15/2052	442	293
[9]	WULF Compute LLC	7.750%	10/15/2030	875	913
					180,562
Consumer Discretionary (2.1%)
[9]	1011778 BC ULC	3.875%	1/15/2028	114	112
[9]	1011778 BC ULC	4.375%	1/15/2028	41	41
[9]	1011778 BC ULC	6.125%	6/15/2029	2,500	2,563
[9]	1011778 BC ULC	5.625%	9/15/2029	34	35
[9]	Acushnet Co.	5.625%	12/1/2033	360	365
[9]	ADT Security Corp.	5.875%	10/15/2033	830	842
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	465	472
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	1,090	1,105
[9]	Air Canada	3.875%	8/15/2026	103	103
[9]	Allied Universal Holdco LLC	6.875%	6/15/2030	1,260	1,308
	Amazon.com Inc.	4.100%	11/20/2030	5,620	5,622
	Amazon.com Inc.	5.550%	11/20/2065	3,215	3,119
[9]	American Airlines Inc.	7.250%	2/15/2028	1,145	1,166
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	114	113
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	430	415
[5]	American Honda Finance Corp.	4.900%	7/9/2027	2,396	2,430
[5]	American Honda Finance Corp.	4.450%	10/22/2027	1,588	1,602
[5]	American Honda Finance Corp.	4.400%	9/5/2029	1,642	1,657
	American Honda Finance Corp.	4.450%	1/8/2031	4,640	4,637
[9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	230	242
	Asbury Automotive Group Inc.	4.500%	3/1/2028	23	23
	AutoZone Inc.	4.500%	2/1/2028	2,136	2,156
	Bath & Body Works Inc.	5.250%	2/1/2028	2,100	2,118
[9]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	190	209
[9]	Belron UK Finance plc	5.750%	10/15/2029	2,000	2,039
[7,9,11]	Betclic Everest Group SAS	5.125%	12/10/2031	425	509
[9]	BMW US Capital LLC	4.600%	8/13/2027	1,646	1,662
[9]	Brightstar Lottery plc	5.750%	1/15/2033	305	303
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	315	331
[9]	Caesars Entertainment Inc.	6.000%	10/15/2032	2,200	2,139
[9]	Carnival Corp.	5.125%	5/1/2029	1,430	1,446
[9]	Carnival Corp.	5.750%	3/15/2030	400	412
[9]	Carnival Corp.	5.875%	6/15/2031	4,535	4,689
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	1,922	2,057
[9]	Churchill Downs Inc.	5.500%	4/1/2027	166	166
[9]	Churchill Downs Inc.	4.750%	1/15/2028	103	103
[9]	Churchill Downs Inc.	5.750%	4/1/2030	405	407
[9]	Clarios Global LP	6.750%	2/15/2030	605	633
[9,11]	Clarios Global LP	4.750%	6/15/2031	300	360
[9]	Clarios Global LP	6.750%	9/15/2032	235	244
	Ferguson Enterprises Inc.	4.350%	3/15/2031	2,835	2,824
[9]	Flutter Treasury DAC	5.875%	6/4/2031	2,215	2,252
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	243	243
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	3,175	3,219
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,609	1,636
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,974	1,985
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,359	1,352
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	288	285
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	3,001	3,134
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	733	753
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	451	455
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	5,505	5,552
[9]	Garda World Security Corp.	6.000%	6/1/2029	400	394
[9]	Garda World Security Corp.	6.500%	1/15/2031	690	707
	General Motors Financial Co. Inc.	5.000%	4/9/2027	2,999	3,028
	General Motors Financial Co. Inc.	5.400%	5/8/2027	2,935	2,982
	General Motors Financial Co. Inc.	5.350%	7/15/2027	2,169	2,207
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,605	1,572
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,654	3,725
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,186	1,144
	General Motors Financial Co. Inc.	2.400%	10/15/2028	2,446	2,339
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,893	1,895
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,976	2,041
	General Motors Financial Co. Inc.	5.450%	1/8/2036	7,445	7,473
[5]	Georgetown University	2.943%	4/1/2050	3,207	2,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	395	387
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	2,400	2,454
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	640	616
[9]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	73	75
[9]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	650	621
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	1,280	1,305
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	765	769
	Home Depot Inc.	5.950%	4/1/2041	293	314
	Home Depot Inc.	5.300%	6/25/2054	2,552	2,450
[5,11]	Imerys SA	4.000%	11/21/2032	700	833
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	285	286
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	245	250
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	625	634
[9]	Lithia Motors Inc.	4.625%	12/15/2027	121	121
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	315	316
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	1,420	1,400
	Lowe's Cos. Inc.	4.250%	3/15/2031	2,770	2,758
	Lowe's Cos. Inc.	4.500%	10/15/2032	16,320	16,250
	Lowe's Cos. Inc.	4.850%	10/15/2035	11,545	11,455
	Marriott International Inc.	5.000%	10/15/2027	1,755	1,783
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	260	259
[9]	Men's Wearhouse LLC	9.000%	2/1/2031	90	94
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	750	795
	MGM Resorts International	6.125%	9/15/2029	245	251
	MGM Resorts International	6.500%	4/15/2032	405	415
[9]	MIWD Holdco II LLC	5.500%	2/1/2030	185	180
	Mohawk Industries Inc.	5.850%	9/18/2028	586	611
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	400	427
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	510	511
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	226	232
[9]	NCL Corp. Ltd.	6.250%	9/15/2033	260	262
	Newell Brands Inc.	6.375%	9/15/2027	159	161
[9]	Newell Brands Inc.	8.500%	6/1/2028	1,935	2,030
	Newell Brands Inc.	6.625%	9/15/2029	18	18
	Newell Brands Inc.	6.375%	5/15/2030	2,100	2,075
	Newell Brands Inc.	7.500%	4/1/2046	44	37
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	465	467
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	510	507
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,380	1,376
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	560	593
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,125	1,203
[5,13]	Qantas Airways Ltd.	4.750%	10/12/2026	530	369
[5,13]	Qantas Airways Ltd.	3.150%	9/27/2028	490	325
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	49	49
[5,11]	Renault SA	3.875%	9/30/2030	2,800	3,357
[9]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	235	239
	Service Corp. International	4.000%	5/15/2031	875	832
	Six Flags Entertainment Corp.	5.375%	4/15/2027	33	33
[9]	Six Flags Entertainment Corp.	8.625%	1/15/2032	300	306
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	235	240
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	1,090	1,056
	Thomas Jefferson University	3.847%	11/1/2057	2,133	1,518
	Toll Brothers Finance Corp.	3.800%	11/1/2029	312	307
	Toyota Motor Credit Corp.	4.550%	8/9/2029	914	930
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	57	58
[9]	Vail Resorts Inc.	5.625%	7/15/2030	935	949
[11]	Volkswagen Financial Services AG	3.875%	11/19/2031	500	605
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	3,060	3,071
[11]	Volkswagen International Finance NV	3.748%	Perpetual	1,300	1,545
[9]	Wayfair LLC	7.250%	10/31/2029	361	377
	Whirlpool Corp.	6.125%	6/15/2030	465	467
	Whirlpool Corp.	6.500%	6/15/2033	1,526	1,505
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	242	239
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	1,510	1,530
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	1,165	1,194
[9]	ZF North America Capital Inc.	6.875%	4/23/2032	110	110
					184,011
Consumer Staples (1.9%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	230	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	3,348	3,419
[9]	Albertsons Cos. Inc.	5.750%	3/31/2034	1,265	1,244
	Altria Group Inc.	4.875%	2/4/2028	1,438	1,464
[5,11]	Anheuser-Busch InBev SA/NV	4.125%	5/19/2045	1,100	1,265
	BAT Capital Corp.	4.700%	4/2/2027	4,196	4,225
	BAT Capital Corp.	3.557%	8/15/2027	7,901	7,852
	BAT Capital Corp.	2.259%	3/25/2028	3,827	3,689
	BAT Capital Corp.	4.906%	4/2/2030	490	500
	BAT Capital Corp.	6.343%	8/2/2030	5,330	5,760
	BAT Capital Corp.	4.625%	3/22/2033	12,475	12,350
	BAT Capital Corp.	6.250%	8/15/2055	5,930	6,109
	BAT International Finance plc	4.448%	3/16/2028	2,814	2,836
	BAT International Finance plc	5.931%	2/2/2029	4,482	4,704
[5,11]	BAT International Finance plc	2.000%	3/13/2045	600	493
[5,11]	British American Tobacco plc	4.200%	Perpetual	674	805
[11]	British American Tobacco plc	4.750%	Perpetual	2,400	2,870
[9]	Cargill Inc.	4.760%	11/23/2045	3,817	3,442
[5]	Cencosud SA	4.375%	7/17/2027	374	375
	Conagra Brands Inc.	1.375%	11/1/2027	718	685
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	161	159
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	2,740	2,632
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	915	879
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	1,555	1,574
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	2,760	2,833
	JBS NV	5.950%	4/20/2035	7,580	7,957
	JBS NV	6.375%	2/25/2055	10,735	11,045
[11]	JT International Financial Services BV	3.870%	9/4/2055	1,500	1,774
[9]	KeHE Distributors LLC	9.000%	2/15/2029	428	449
	Kraft Heinz Foods Co.	3.750%	4/1/2030	289	283
	Kraft Heinz Foods Co.	5.000%	6/4/2042	3,435	3,136
	Kraft Heinz Foods Co.	4.375%	6/1/2046	1,260	1,034
	Kraft Heinz Foods Co.	5.500%	6/1/2050	3,085	2,867
	Kroger Co.	5.500%	9/15/2054	8,550	8,152
[9]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	215	216
[9]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	400	381
[9]	Mars Inc.	5.000%	3/1/2032	6,750	6,934
[9]	Mars Inc.	5.650%	5/1/2045	6,038	6,083
[9]	Mars Inc.	5.700%	5/1/2055	8,108	8,078
[9]	Mars Inc.	5.800%	5/1/2065	1,203	1,206
[9]	Opal Bidco SAS	6.500%	3/31/2032	4,955	5,059
[9]	Performance Food Group Inc.	5.500%	10/15/2027	136	136
[9]	Performance Food Group Inc.	6.125%	9/15/2032	600	617
	Philip Morris International Inc.	5.125%	2/15/2030	3,851	3,976
	Philip Morris International Inc.	4.250%	10/29/2032	5,410	5,321
	Philip Morris International Inc.	4.625%	10/29/2035	1,620	1,580
[11]	Philip Morris International Inc.	2.000%	5/9/2036	1,200	1,195
[11]	Philip Morris International Inc.	1.450%	8/1/2039	1,200	1,022
	Philip Morris International Inc.	4.125%	3/4/2043	2,227	1,889
[9]	Post Holdings Inc.	6.375%	3/1/2033	600	605
[9]	Post Holdings Inc.	6.500%	3/15/2036	915	915
[11]	Scandinavian Tobacco Group A/S	4.875%	9/12/2029	192	237
[11]	Sudzucker International Finance BV	4.125%	1/29/2032	500	600
	Sysco Corp.	2.400%	2/15/2030	407	379
	Tyson Foods Inc.	3.550%	6/2/2027	2,391	2,377
[9]	US Foods Inc.	6.875%	9/15/2028	121	125
[9]	US Foods Inc.	5.750%	4/15/2033	605	616
					158,639
Energy (2.1%)
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	675	682
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,400	1,452
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1,280	1,325
[9]	Blue Racer Midstream LLC	6.625%	7/15/2026	840	841
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	384	399
[5,11]	BP Capital Markets BV	0.933%	12/4/2040	2,300	1,734
[9]	California Resources Corp.	7.000%	1/15/2034	520	525
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	4,797	4,793
	Chevron Corp.	3.078%	5/11/2050	3,640	2,477
[9]	Chord Energy Corp.	6.000%	10/1/2030	550	561
[9]	CNX Resources Corp.	7.250%	3/1/2032	595	623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	4.300%	11/15/2044	2,005	1,702
	ConocoPhillips Co.	3.800%	3/15/2052	8	6
	ConocoPhillips Co.	5.700%	9/15/2063	3	3
	ConocoPhillips Co.	5.650%	1/15/2065	2,125	2,057
	Coterra Energy Inc.	3.900%	5/15/2027	826	824
[9]	Diamond Foreign Asset Co.	8.500%	10/1/2030	121	129
	Diamondback Energy Inc.	5.750%	4/18/2054	5,000	4,773
	Enbridge Inc.	3.700%	7/15/2027	1,681	1,675
	Enbridge Inc.	3.125%	11/15/2029	1,269	1,219
	Energy Transfer LP	4.000%	10/1/2027	661	661
	Energy Transfer LP	4.150%	9/15/2029	3,208	3,196
	Energy Transfer LP	5.200%	4/1/2030	825	851
	Energy Transfer LP	6.000%	6/15/2048	5,000	4,867
	Energy Transfer LP	5.950%	5/15/2054	4,300	4,103
	Enterprise Products Operating LLC	4.200%	1/31/2050	5,090	4,097
	EOG Resources Inc.	4.950%	4/15/2050	4,621	4,138
	EQT Corp.	7.500%	6/1/2030	5	5
[9]	Excelerate Energy LP	8.000%	5/15/2030	515	551
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	210	183
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	962	941
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	15,764	14,270
	Genesis Energy LP	7.875%	5/15/2032	410	428
	Genesis Energy LP	8.000%	5/15/2033	27	28
	Helmerich & Payne Inc.	4.650%	12/1/2027	1,190	1,199
	Hess Corp.	5.800%	4/1/2047	5,000	5,165
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	107	111
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	790	810
[5]	KazMunayGas National Co. JSC	4.750%	4/19/2027	3,895	3,906
[9]	Kinetik Holdings LP	6.625%	12/15/2028	498	513
	Marathon Petroleum Corp.	3.800%	4/1/2028	2	2
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,410	2,481
[9]	Matador Resources Co.	6.250%	4/15/2033	15	15
	ONEOK Inc.	4.350%	3/15/2029	5	5
	ONEOK Inc.	5.375%	6/1/2029	968	998
[9]	Permian Resources Operating LLC	8.000%	4/15/2027	1,647	1,663
	Petrobras Global Finance BV	5.999%	1/27/2028	121	124
	Petrobras Global Finance BV	5.125%	9/10/2030	11,186	11,059
[9]	Petronas Capital Ltd.	4.950%	1/3/2031	5,164	5,315
[9]	Petronas Capital Ltd.	5.340%	4/3/2035	6,195	6,400
	Phillips 66	3.900%	3/15/2028	489	488
	Phillips 66 Co.	4.950%	12/1/2027	1,966	1,999
	Plains All American Pipeline LP	4.700%	1/15/2031	1,480	1,488
	Plains All American Pipeline LP	5.600%	1/15/2036	1,320	1,339
[5]	SA Global Sukuk Ltd.	1.602%	6/17/2026	2,765	2,742
[5]	SA Global Sukuk Ltd.	4.125%	9/17/2030	6,400	6,286
[9]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,380	1,415
[5]	Shell Finance US Inc.	4.375%	5/11/2045	5,247	4,523
[5]	Shell Finance US Inc.	4.000%	5/10/2046	1,135	920
[9]	SM Energy Co.	8.375%	7/1/2028	160	165
[9]	SM Energy Co.	8.750%	7/1/2031	290	305
[9]	SM Energy Co.	7.000%	8/1/2032	1,095	1,098
[9]	SM Energy Co.	9.625%	6/15/2033	1,905	2,083
[9]	Sunoco LP	5.625%	3/15/2031	525	528
[9]	Sunoco LP	7.875%	Perpetual	779	804
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	280	290
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	1,060	1,076
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	1,045	1,064
	Targa Resources Corp.	5.200%	7/1/2027	2,412	2,449
	Targa Resources Corp.	6.150%	3/1/2029	847	892
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,636
	TotalEnergies Capital SA	5.425%	9/10/2064	2,336	2,198
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	9,620	9,613
[5,11]	TotalEnergies SE	1.625%	Perpetual	243	280
[5,11]	TotalEnergies SE	2.000%	Perpetual	7,071	8,292
[9]	Transocean International Ltd.	8.250%	5/15/2029	517	526
[9]	Transocean International Ltd.	8.750%	2/15/2030	84	88
[9]	Transocean International Ltd.	8.500%	5/15/2031	197	200
[9]	Transocean International Ltd.	7.875%	10/15/2032	360	380
[9]	Valaris Ltd.	8.375%	4/30/2030	115	120
	Valero Energy Corp.	5.150%	2/15/2030	516	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	1,658	1,575
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	555	591
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	2,665	2,726
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	245	252
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	415	431
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	1,275	1,321
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	565	592
	Williams Cos. Inc.	5.300%	8/15/2028	4	4
	Williams Cos. Inc.	4.800%	11/15/2029	917	936
	Williams Cos. Inc.	5.650%	3/15/2033	3,230	3,379
	Williams Cos. Inc.	4.900%	1/15/2045	3,000	2,690
[11]	Wintershall Dea Finance BV	1.823%	9/25/2031	600	637
					176,837
Financials (12.8%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	8,242	8,208
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,875	1,891
	AerCap Ireland Capital DAC	4.375%	11/15/2030	3,708	3,691
	Air Lease Corp.	2.200%	1/15/2027	1,478	1,453
	Air Lease Corp.	5.300%	2/1/2028	763	778
	Air Lease Corp.	5.100%	3/1/2029	1,223	1,246
[5]	Air Lease Corp.	3.000%	2/1/2030	663	623
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	85	85
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,414	1,333
[9]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	98	100
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	800	829
	Allstate Corp.	4.200%	12/15/2046	2,414	1,974
	Ally Financial Inc.	5.737%	5/15/2029	2,480	2,545
	American Express Co.	5.043%	7/26/2028	1,082	1,099
	American Express Co.	5.282%	7/27/2029	1,059	1,089
	American Express Co.	5.532%	4/25/2030	1,110	1,156
	American Express Co.	5.085%	1/30/2031	1,651	1,696
[9]	American National Global Funding	5.550%	1/28/2030	799	822
	American National Group Inc.	5.750%	10/1/2029	975	1,009
	Ameriprise Financial Inc.	5.700%	12/15/2028	2,201	2,303
[9]	AmWINS Group Inc.	6.375%	2/15/2029	136	140
[9]	AmWINS Group Inc.	4.875%	6/30/2029	2,302	2,270
[9]	Antares Holdings LP	6.350%	10/23/2029	627	641
	Apollo Global Management Inc.	5.150%	8/12/2035	2,098	2,089
[9,11]	Ardonagh Finco Ltd.	6.875%	2/15/2031	100	122
[9]	Ardonagh Finco Ltd.	7.750%	2/15/2031	200	207
[9]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	45	46
	Ares Capital Corp.	7.000%	1/15/2027	1,964	2,016
	Ares Strategic Income Fund	5.700%	3/15/2028	1,310	1,327
	Ares Strategic Income Fund	6.350%	8/15/2029	2,164	2,228
[5,11]	Aroundtown SA	3.500%	5/13/2030	3,800	4,486
[5,11]	Aroundtown SA	3.250%	1/2/2031	400	464
[11]	Artea Bankas AB	4.853%	12/5/2028	1,300	1,582
[11]	Artea Bankas AB	3.739%	10/7/2029	2,600	3,097
	Arthur J Gallagher & Co.	4.600%	12/15/2027	879	890
	Arthur J Gallagher & Co.	4.850%	12/15/2029	974	997
	Assurant Inc.	4.900%	3/27/2028	101	102
[9]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	1,120	1,171
[9]	Asurion LLC & Asurion Co-Issuer Inc.	8.375%	2/1/2034	505	511
	Athene Holding Ltd.	4.125%	1/12/2028	1,595	1,595
	Athene Holding Ltd.	3.450%	5/15/2052	3,988	2,509
	Athene Holding Ltd.	6.625%	5/19/2055	2,143	2,194
[11]	Athora Holding Ltd.	6.625%	6/16/2028	2,557	3,233
[11]	Athora Holding Ltd.	5.875%	9/10/2034	1,600	2,034
[11]	Athora Netherlands NV	5.375%	8/31/2032	2,000	2,430
[13]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	1,033	729
[5,8,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.003%	5/16/2033	687	493
	AvalonBay Communities Inc.	1.900%	12/1/2028	48	45
[9]	Aviation Capital Group LLC	4.875%	1/28/2033	3,860	3,802
[12]	Aviva plc	6.125%	9/12/2054	1,000	1,403
[5]	Bank of America Corp.	2.551%	2/4/2028	4,228	4,168
[5]	Bank of America Corp.	3.705%	4/24/2028	2,325	2,316
	Bank of America Corp.	4.376%	4/27/2028	2,540	2,551
[5]	Bank of America Corp.	4.948%	7/22/2028	3,616	3,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	6.204%	11/10/2028	2,051	2,128
[5]	Bank of America Corp.	3.419%	12/20/2028	5,375	5,316
[5]	Bank of America Corp.	3.970%	3/5/2029	9	9
	Bank of America Corp.	5.202%	4/25/2029	5	5
[5]	Bank of America Corp.	2.087%	6/14/2029	7	7
[5]	Bank of America Corp.	3.194%	7/23/2030	1,467	1,419
	Bank of America Corp.	5.162%	1/24/2031	1,738	1,792
	Bank of America Corp.	5.511%	1/24/2036	7	7
[5]	Bank of America Corp.	4.244%	4/24/2038	7,328	6,802
[5]	Bank of America Corp.	4.078%	4/23/2040	2,471	2,186
	Bank of America Corp.	3.311%	4/22/2042	6,852	5,360
[5]	Bank of America Corp.	4.083%	3/20/2051	460	368
[5,11]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	800	956
	Bank of New York Mellon Corp.	4.543%	2/1/2029	1,445	1,462
[5]	Bank of New York Mellon Corp.	4.975%	3/14/2030	412	424
	Bank of New York Mellon Corp.	5.316%	6/6/2036	9,861	10,158
[7]	Bank of Nova Scotia	4.247%	2/2/2030	12,060	12,082
	Bank of Nova Scotia	5.130%	2/14/2031	1,217	1,252
	Barclays plc	6.496%	9/13/2027	488	495
[5,11]	Barclays plc	4.616%	3/26/2037	800	983
	Blackstone Secured Lending Fund	5.350%	4/13/2028	496	500
[9]	Block Inc.	5.625%	8/15/2030	445	453
[9]	Block Inc.	6.000%	8/15/2033	350	357
	Blue Owl Capital Corp.	5.950%	3/15/2029	3,105	3,138
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	974	988
[9]	BNP Paribas SA	4.916%	1/15/2034	13,775	13,703
	Boston Properties LP	6.750%	12/1/2027	884	924
[12]	BPCE SA	2.500%	11/30/2032	6,500	8,547
[9]	Bread Financial Holdings Inc.	6.750%	5/15/2031	690	710
	Brixmor Operating Partnership LP	3.900%	3/15/2027	492	491
	Brixmor Operating Partnership LP	2.250%	4/1/2028	295	284
	Brown & Brown Inc.	4.700%	6/23/2028	2,395	2,426
[9]	Burford Capital Global Finance LLC	8.500%	1/15/2034	150	150
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	6	6
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,407	1,426
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	973	1,004
	Capital One Financial Corp.	3.750%	3/9/2027	1,191	1,189
	Capital One Financial Corp.	3.800%	1/31/2028	1,220	1,214
	Capital One Financial Corp.	5.468%	2/1/2029	864	885
	Capital One Financial Corp.	5.700%	2/1/2030	3,014	3,128
	Capital One Financial Corp.	3.273%	3/1/2030	1,239	1,202
	Capital One Financial Corp.	5.463%	7/26/2030	7,336	7,585
	Capital One Financial Corp.	6.051%	2/1/2035	3,649	3,832
	Capital One Financial Corp.	6.183%	1/30/2036	14,543	15,059
	Capital One Financial Corp.	5.197%	9/11/2036	5,979	5,896
[7]	Capital One Financial Corp.	5.399%	1/30/2037	13,470	13,433
[5]	Capital One NA	5.974%	8/9/2028	734	763
	Carlyle Group Inc.	5.050%	9/19/2035	1,179	1,160
[12]	Chesnara plc	4.750%	8/4/2032	400	510
[9]	Citadel Finance LLC	5.900%	2/10/2030	1,322	1,352
	Citigroup Inc.	4.450%	9/29/2027	1,682	1,693
[5]	Citigroup Inc.	3.887%	1/10/2028	1,285	1,283
[5]	Citigroup Inc.	3.070%	2/24/2028	2,447	2,423
	Citigroup Inc.	4.643%	5/7/2028	33,925	34,184
[5]	Citigroup Inc.	3.668%	7/24/2028	1,761	1,752
[5]	Citigroup Inc.	3.520%	10/27/2028	814	807
	Citigroup Inc.	4.786%	3/4/2029	1,218	1,235
[5]	Citigroup Inc.	4.075%	4/23/2029	5	5
[5]	Citigroup Inc.	3.980%	3/20/2030	9	9
	Citigroup Inc.	4.542%	9/19/2030	5,021	5,064
[5]	Citigroup Inc.	2.976%	11/5/2030	413	394
[5]	Citigroup Inc.	2.666%	1/29/2031	958	897
[5]	Citigroup Inc.	3.878%	1/24/2039	7,148	6,292
	Citigroup Inc.	5.612%	3/4/2056	5,585	5,543
[5,12]	Close Brothers Finance plc	2.750%	10/19/2026	973	1,315
[5,12]	Close Brothers Finance plc	1.625%	12/3/2030	2,778	3,241
[12]	Close Brothers Group plc	7.750%	6/14/2028	2,424	3,516
[11]	Coface SA	6.000%	9/22/2032	200	264
	Comerica Inc.	5.982%	1/30/2030	104	109
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.436%	1/14/2027	980	684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.961%	8/20/2031	1,800	1,258
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.862%	10/25/2033	480	344
	COPT Defense Properties LP	2.000%	1/15/2029	920	865
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	320	321
	CubeSmart LP	2.250%	12/15/2028	1,995	1,898
	Digital Realty Trust LP	3.700%	8/15/2027	799	795
	Digital Realty Trust LP	5.550%	1/15/2028	3,683	3,785
	Digital Realty Trust LP	3.600%	7/1/2029	1,971	1,934
	DOC DR LLC	3.950%	1/15/2028	326	325
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	3,700	4,354
[5,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	3,400	4,173
[11]	Edenred SE	3.625%	8/5/2032	600	714
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	273	325
	Equinix Inc.	2.000%	5/15/2028	7	7
	Equinix Inc.	3.200%	11/18/2029	663	638
	Equitable Holdings Inc.	4.350%	4/20/2028	244	245
	ERP Operating LP	3.000%	7/1/2029	185	179
	ERP Operating LP	2.500%	2/15/2030	365	343
	Essex Portfolio LP	1.700%	3/1/2028	445	424
	Essex Portfolio LP	3.000%	1/15/2030	486	462
[5,11]	Eurobank SA	4.000%	2/7/2036	1,100	1,313
	Extra Space Storage LP	5.700%	4/1/2028	2,450	2,528
	Extra Space Storage LP	4.950%	1/15/2033	1,875	1,885
	Federal Realty OP LP	3.250%	7/15/2027	491	486
	Federal Realty OP LP	3.500%	6/1/2030	162	156
	Fidelity National Financial Inc.	4.500%	8/15/2028	25	25
	Fifth Third Bancorp	3.950%	3/14/2028	1,934	1,933
	Fifth Third Bancorp	6.361%	10/27/2028	3,908	4,058
	Fifth Third Bancorp	4.895%	9/6/2030	1,847	1,878
	Fiserv Inc.	5.450%	3/2/2028	1,934	1,982
[11]	Fiserv Inc.	4.500%	5/24/2031	1,200	1,481
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	400	419
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	550	546
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	420	428
[5,11]	GA Global Funding Trust	3.750%	6/20/2032	500	587
[5,11]	GA Global Funding Trust	4.133%	9/16/2035	1,300	1,517
	Gaci First Investment Co.	5.000%	10/13/2027	13,200	13,376
	GATX Corp.	5.400%	3/15/2027	1,076	1,091
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	111	113
[9]	GGAM Finance Ltd.	8.000%	6/15/2028	473	498
[9]	Global Atlantic Fin Co.	3.125%	6/15/2031	487	439
	Goldman Sachs Group Inc.	2.640%	2/24/2028	3,106	3,062
	Goldman Sachs Group Inc.	3.615%	3/15/2028	2,908	2,895
[5]	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,288	1,282
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,774	1,785
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,276	2,376
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,798	1,823
[5]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,143	4,271
	Goldman Sachs Group Inc.	5.065%	1/21/2037	16,390	16,319
[5]	Goldman Sachs Group Inc.	4.017%	10/31/2038	12,264	10,950
[5]	Goldman Sachs Group Inc.	4.411%	4/23/2039	6,799	6,268
	Goldman Sachs Group Inc.	2.908%	7/21/2042	3,049	2,227
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,263	2,538
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,469	1,487
[5,11]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	1,200	1,486
	Healthcare Realty Holdings LP	3.750%	7/1/2027	980	975
	Healthcare Realty Holdings LP	3.100%	2/15/2030	728	691
	Healthpeak OP LLC	1.350%	2/1/2027	1,234	1,203
	Healthpeak OP LLC	2.125%	12/1/2028	238	226
	Healthpeak OP LLC	3.500%	7/15/2029	168	164
	Healthpeak OP LLC	3.000%	1/15/2030	725	688
[5,11]	Heimstaden Bostad AB	3.750%	3/10/2031	400	473
[11]	Helvetia Europe SA	2.750%	9/30/2041	2,525	2,850
	Highwoods Realty LP	3.875%	3/1/2027	1,161	1,154
	Highwoods Realty LP	4.200%	4/15/2029	780	768
[9]	Howden UK Refinance plc	7.250%	2/15/2031	394	407
[9]	Howden UK Refinance plc	8.125%	2/15/2032	1,121	1,144
[7,9]	Howden UK Refinance plc	8.125%	2/15/2032	680	693
[9]	HPS Corporate Lending Fund	4.900%	9/11/2028	5,811	5,777
	HSBC Holdings plc	6.161%	3/9/2029	755	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	HSBC Holdings plc	4.583%	6/19/2029	815	823
	HSBC Holdings plc	5.546%	3/4/2030	1,956	2,027
[5]	HSBC Holdings plc	3.973%	5/22/2030	5,580	5,522
	HSBC Holdings plc	4.619%	11/6/2031	12,318	12,363
[5]	HSBC Holdings plc	6.500%	9/15/2037	1,976	2,140
	Hudson Pacific Properties LP	3.950%	11/1/2027	185	178
	Hudson Pacific Properties LP	5.950%	2/15/2028	195	192
	Huntington Bancshares Inc.	4.443%	8/4/2028	1,123	1,130
	Huntington Bancshares Inc.	5.605%	1/28/2041	3,820	3,801
	Huntington National Bank	4.871%	4/12/2028	2,758	2,782
	Huntington National Bank	4.552%	5/17/2028	312	314
	ING Groep NV	6.083%	9/11/2027	489	495
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	192	182
[9]	Iron Mountain Inc.	6.250%	1/15/2033	74	75
[5,11]	IWG US Finance LLC	6.500%	6/28/2030	259	337
[11]	IWG US Finance LLC	5.125%	5/14/2032	2,100	2,549
[11]	JAB Holdings BV	4.375%	4/25/2034	2,400	2,933
	Jefferies Financial Group Inc.	5.875%	7/21/2028	8	8
	Jefferies Financial Group Inc.	4.150%	1/23/2030	508	501
[5]	JPMorgan Chase & Co.	3.782%	2/1/2028	2,645	2,640
	JPMorgan Chase & Co.	2.947%	2/24/2028	251	248
[5]	JPMorgan Chase & Co.	2.182%	6/1/2028	2,713	2,650
	JPMorgan Chase & Co.	4.979%	7/22/2028	2,038	2,067
	JPMorgan Chase & Co.	4.851%	7/25/2028	244	247
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,774	1,790
[5]	JPMorgan Chase & Co.	4.005%	4/23/2029	35	35
	JPMorgan Chase & Co.	2.069%	6/1/2029	953	911
	JPMorgan Chase & Co.	5.299%	7/24/2029	8	8
	JPMorgan Chase & Co.	6.087%	10/23/2029	4	4
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,801	1,847
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,425	3,568
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,468	1,447
	JPMorgan Chase & Co.	4.565%	6/14/2030	975	987
	JPMorgan Chase & Co.	4.995%	7/22/2030	3,399	3,488
	JPMorgan Chase & Co.	4.603%	10/22/2030	2,190	2,220
	JPMorgan Chase & Co.	5.140%	1/24/2031	3,233	3,335
	JPMorgan Chase & Co.	5.294%	7/22/2035	1,962	2,014
	JPMorgan Chase & Co.	5.576%	7/23/2036	11,119	11,430
	JPMorgan Chase & Co.	4.898%	1/22/2037	7,170	7,114
[7]	JPMorgan Chase & Co.	5.193%	2/5/2037	26,010	25,920
[5]	KeyCorp	2.550%	10/1/2029	645	610
	KKR & Co. Inc.	5.100%	8/7/2035	1,173	1,161
[5,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	3,300	4,114
	Lloyds Banking Group plc	5.985%	8/7/2027	1,472	1,486
[5,8,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.727%	3/17/2029	1,000	710
	LPL Holdings Inc.	5.700%	5/20/2027	733	747
	M&T Bank Corp.	4.553%	8/16/2028	5,081	5,115
	M&T Bank Corp.	5.179%	7/8/2031	4,742	4,862
	M&T Bank Corp.	5.400%	7/30/2035	5,097	5,148
[13]	Macquarie Bank Ltd.	6.082%	6/7/2032	130	92
[8,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.277%	6/17/2031	700	489
[8,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.391%	6/7/2032	240	171
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	606	600
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	4,858	4,926
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	5,426	5,477
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,879	4,967
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/2070	3,103	1,987
	MetLife Inc.	4.125%	8/13/2042	6,119	5,204
	Mid-America Apartments LP	3.950%	3/15/2029	903	899
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	945	958
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,364	1,398
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	4,660	4,668
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	15,375	15,346
	Mizuho Financial Group Inc.	5.667%	5/27/2029	209	216
	Morgan Stanley	3.950%	4/23/2027	918	918
[5]	Morgan Stanley	5.652%	4/13/2028	2,175	2,216
	Morgan Stanley	4.210%	4/20/2028	1,478	1,481
[5]	Morgan Stanley	3.591%	7/22/2028	2,050	2,037
	Morgan Stanley	6.296%	10/18/2028	4,074	4,225
[5]	Morgan Stanley	3.772%	1/24/2029	1,322	1,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.123%	2/1/2029	2,425	2,473
	Morgan Stanley	5.042%	7/19/2030	7,817	8,005
	Morgan Stanley	4.654%	10/18/2030	3,418	3,460
	Morgan Stanley	5.230%	1/15/2031	3,082	3,172
	Morgan Stanley	5.831%	4/19/2035	3,995	4,224
	Morgan Stanley	5.587%	1/18/2036	4,399	4,573
	Morgan Stanley	5.664%	4/17/2036	8,075	8,431
[7]	Morgan Stanley	5.073%	1/30/2037	9,410	9,381
[5]	Morgan Stanley	3.971%	7/22/2038	17,258	15,497
	Morgan Stanley	5.942%	2/7/2039	3,101	3,247
	Morgan Stanley	5.314%	1/18/2041	3,805	3,762
[5,7]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	22,440	22,433
	MPT Operating Partnership LP	3.500%	3/15/2031	2,305	1,704
[9,11]	MPT Operating Partnership LP	7.000%	2/15/2032	300	371
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	649	695
[11]	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/2052	200	211
[5]	NatWest Group plc	3.073%	5/22/2028	551	544
[5]	NatWest Group plc	4.445%	5/8/2030	293	294
	NatWest Group plc	4.964%	8/15/2030	2,902	2,962
[5,11]	NatWest Group plc	1.043%	9/14/2032	2,500	2,892
[9]	Nippon Life Insurance Co.	6.500%	4/30/2055	3,120	3,338
	NNN REIT Inc.	2.500%	4/15/2030	152	141
	Northern Trust Corp.	4.150%	11/19/2030	2,801	2,801
	Northern Trust Corp.	5.117%	11/19/2040	2,937	2,924
[9]	Nuveen LLC	5.550%	1/15/2030	733	760
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	600	797
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,300	1,748
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	215	216
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	495	499
[9]	Omnis Funding Trust	6.722%	5/15/2055	3,689	3,877
	OneMain Finance Corp.	3.875%	9/15/2028	66	64
	OneMain Finance Corp.	6.625%	5/15/2029	196	202
	OneMain Finance Corp.	6.125%	5/15/2030	285	290
	OneMain Finance Corp.	6.750%	3/15/2032	400	409
	OneMain Finance Corp.	6.500%	3/15/2033	700	704
	OneMain Finance Corp.	6.750%	9/15/2033	505	511
[9]	Osaic Holdings Inc.	6.750%	8/1/2032	135	140
[9]	Osaic Holdings Inc.	8.000%	8/1/2033	90	93
[9]	Panther Escrow Issuer LLC	7.125%	6/1/2031	122	126
[9]	Park Intermediate Holdings LLC	7.000%	2/1/2030	43	44
[9]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	99	102
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	1,230	1,266
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2,930	3,073
	Pinnacle Bank	5.957%	1/15/2036	2,219	2,235
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,462	1,489
	PNC Financial Services Group Inc.	5.582%	6/12/2029	9,776	10,118
	PNC Financial Services Group Inc.	5.492%	5/14/2030	7,000	7,284
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,999	3,096
	PNC Financial Services Group Inc.	5.423%	1/25/2041	4,930	4,929
	Prologis LP	5.250%	5/15/2035	5,420	5,568
[5,11]	Public Property Invest A/S	4.625%	3/12/2030	1,898	2,331
[5,11]	Public Property Invest A/S	4.375%	10/1/2032	1,600	1,916
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	13,500	15,951
	Realty Income Corp.	3.200%	1/15/2027	271	269
	Realty Income Corp.	4.000%	7/15/2029	488	487
	Realty Income Corp.	3.400%	1/15/2030	166	161
	Regions Financial Corp.	5.722%	6/6/2030	7,907	8,250
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	690	707
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	965	1,002
[9]	Rocket Mortgage LLC	2.875%	10/15/2026	206	203
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	575	539
[5]	Royal Bank of Canada	4.522%	10/18/2028	4,868	4,915
[5]	Royal Bank of Canada	4.969%	8/2/2030	5,583	5,717
[5]	Royal Bank of Canada	4.650%	10/18/2030	3,033	3,079
[5]	Royal Bank of Canada	5.153%	2/4/2031	6,646	6,845
[9]	Ryan Specialty LLC	5.875%	8/1/2032	43	44
	Santander UK Group Holdings plc	4.320%	9/22/2029	8,960	8,971
	SBA Communications Corp.	3.875%	2/15/2027	238	236
[12]	Scottish Widows Ltd.	7.000%	6/16/2043	700	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Service Properties Trust	0.000%	9/30/2027	330	299
	Service Properties Trust	5.500%	12/15/2027	80	79
	Service Properties Trust	8.375%	6/15/2029	2,100	2,125
[9]	Shift4 Payments LLC	6.750%	8/15/2032	940	959
	Simon Property Group LP	3.250%	9/13/2049	8,530	5,877
	Sixth Street Lending Partners	6.500%	3/11/2029	1,986	2,062
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	1,455	1,525
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	730	751
[5,11]	Societe Generale SA	5.625%	6/2/2033	500	656
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	11
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	278	286
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	160	167
[5]	State Street Corp.	3.031%	11/1/2034	1,852	1,758
	State Street Corp.	4.784%	10/23/2036	5,850	5,775
	Store Capital LLC	4.500%	3/15/2028	254	255
	Suci Second Investment Co.	4.375%	9/10/2027	18,800	18,826
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	389	386
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	787	717
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	2,915	2,922
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	7,170	7,160
	Sun Communities Operating LP	2.300%	11/1/2028	124	118
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	4,110	2,825
	Toronto-Dominion Bank	4.861%	1/31/2028	5,318	5,408
[5]	Toronto-Dominion Bank	5.523%	7/17/2028	1,016	1,053
	Toronto-Dominion Bank	4.783%	12/17/2029	3,444	3,527
	Toronto-Dominion Bank	4.928%	10/15/2035	4,245	4,233
[11]	Triodos Bank NV	4.875%	9/12/2029	5,100	6,242
[5,11]	Triodos Bank NV	2.250%	2/5/2032	2,000	2,333
[5]	Truist Bank	4.144%	1/27/2029	4,520	4,525
[5]	Truist Financial Corp.	4.873%	1/26/2029	2,440	2,478
[5]	Truist Financial Corp.	7.161%	10/30/2029	1,794	1,931
[5]	Truist Financial Corp.	5.071%	5/20/2031	12,327	12,633
[9]	UBS Group AG	3.869%	1/12/2029	1,244	1,238
[9]	UBS Group AG	4.151%	12/23/2029	14,520	14,502
[9]	UBS Group AG	3.126%	8/13/2030	508	488
[9]	UBS Group AG	5.617%	9/13/2030	1,465	1,530
[9]	UBS Group AG	4.398%	9/23/2031	7,695	7,653
[9]	UBS Group AG	4.844%	11/6/2033	5,946	5,950
[9]	UBS Group AG	5.699%	2/8/2035	6,069	6,361
[9]	UBS Group AG	5.580%	5/9/2036	7,727	8,008
[9]	UBS Group AG	5.010%	3/23/2037	9,863	9,749
[5]	UDR Inc.	3.200%	1/15/2030	237	228
[5]	US Bancorp	4.548%	7/22/2028	5,687	5,733
	US Bancorp	4.653%	2/1/2029	1,982	2,006
	US Bancorp	5.775%	6/12/2029	2,804	2,911
	US Bancorp	5.384%	1/23/2030	1,189	1,230
	US Bancorp	5.046%	2/12/2031	4,872	5,001
	US Bancorp	5.083%	5/15/2031	6,910	7,104
[12]	Utmost Group plc	4.000%	12/15/2031	400	501
[9]	UWM Holdings LLC	6.625%	2/1/2030	37	37
[5,11]	Viridium Group Sarl	4.375%	11/16/2035	300	349
[11]	Volksbank Wien AG	5.750%	6/21/2034	300	372
[5]	Wells Fargo & Co.	4.300%	7/22/2027	1,302	1,308
[5]	Wells Fargo & Co.	4.900%	1/24/2028	951	959
[5]	Wells Fargo & Co.	3.526%	3/24/2028	4,387	4,363
[5]	Wells Fargo & Co.	5.707%	4/22/2028	1,467	1,497
[5]	Wells Fargo & Co.	3.584%	5/22/2028	4,794	4,768
[5]	Wells Fargo & Co.	2.393%	6/2/2028	3,292	3,223
[5]	Wells Fargo & Co.	4.808%	7/25/2028	3,136	3,172
	Wells Fargo & Co.	6.303%	10/23/2029	8	8
[5]	Wells Fargo & Co.	2.879%	10/30/2030	731	696
	Wells Fargo & Co.	5.244%	1/24/2031	3,257	3,364
	Wells Fargo & Co.	4.960%	1/23/2037	14,990	14,869
	Wells Fargo & Co.	5.433%	1/23/2047	10,400	10,194
	Welltower OP LLC	2.050%	1/15/2029	1,738	1,646
	Welltower OP LLC	4.125%	3/15/2029	801	803
	Welltower OP LLC	3.100%	1/15/2030	1,758	1,686
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.871%	11/11/2027	1,600	1,129
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.621%	4/3/2034	200	143
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.030%	6/23/2033	100	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weyerhaeuser Co.	6.950%	10/1/2027	81	85
	Willis North America Inc.	4.650%	6/15/2027	985	993
	Willis North America Inc.	2.950%	9/15/2029	621	593
[11]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	300	318
[11]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	700	832
[9]	XHR LP	4.875%	6/1/2029	25	25
[9]	XHR LP	6.625%	5/15/2030	27	28
					1,097,911
Health Care (2.1%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	2,035	2,089
	AbbVie Inc.	5.350%	3/15/2044	1,804	1,781
	AbbVie Inc.	5.500%	3/15/2064	564	546
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	1,862	1,555
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	1,488	1,066
	Agilent Technologies Inc.	4.200%	9/9/2027	2,346	2,357
	Amgen Inc.	2.450%	2/21/2030	897	839
[5,11]	Bayer AG	6.625%	9/25/2083	2,500	3,161
[5]	Baylor Scott & White Holdings	2.839%	11/15/2050	2,507	1,593
	Becton Dickinson & Co.	4.693%	2/13/2028	1,052	1,066
	Becton Dickinson & Co.	4.874%	2/8/2029	1,993	2,033
	Becton Dickinson & Co.	5.081%	6/7/2029	1,222	1,256
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,401	1,567
[7,9]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	250	251
[11]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	400	463
	Cardinal Health Inc.	5.000%	11/15/2029	2,439	2,506
	Cencora Inc.	3.450%	12/15/2027	1,901	1,883
[9]	Charles River Laboratories International Inc.	3.750%	3/15/2029	600	579
	Cigna Group	4.375%	10/15/2028	9	9
	Cigna Group	5.600%	2/15/2054	2,750	2,650
[9]	Community Health Systems Inc.	10.875%	1/15/2032	183	197
[9]	Community Health Systems Inc.	9.750%	1/15/2034	1,045	1,090
[9]	CSL Finance plc	4.750%	4/27/2052	3,054	2,642
	CVS Health Corp.	1.300%	8/21/2027	2,530	2,426
	CVS Health Corp.	4.300%	3/25/2028	4,309	4,324
	CVS Health Corp.	5.000%	1/30/2029	1,936	1,978
	CVS Health Corp.	5.400%	6/1/2029	1,908	1,975
[9]	DaVita Inc.	4.625%	6/1/2030	2,993	2,884
[9]	DaVita Inc.	6.875%	9/1/2032	485	499
[9]	DaVita Inc.	6.750%	7/15/2033	490	502
	Elevance Health Inc.	4.101%	3/1/2028	1,451	1,453
	Elevance Health Inc.	5.150%	6/15/2029	1,172	1,208
	Elevance Health Inc.	4.750%	2/15/2030	1,936	1,971
	Elevance Health Inc.	5.700%	2/15/2055	3,150	3,070
	Elevance Health Inc.	5.700%	9/15/2055	2,430	2,368
[9]	Endo Finance Holdings LP	8.500%	4/15/2031	17	18
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	3,015	2,985
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,770	3,004
[9]	GENMAB A/S	6.250%	12/15/2032	985	1,011
	HCA Inc.	5.000%	3/1/2028	753	767
	HCA Inc.	5.875%	2/1/2029	488	508
	HCA Inc.	4.600%	11/15/2032	2,805	2,778
	HCA Inc.	5.450%	9/15/2034	495	508
	HCA Inc.	4.900%	11/15/2035	2,240	2,199
	HCA Inc.	5.900%	6/1/2053	7,000	6,840
	HCA Inc.	6.100%	4/1/2064	3,930	3,898
	Humana Inc.	5.750%	3/1/2028	232	239
[9]	IQVIA Inc.	6.250%	6/1/2032	1,160	1,207
[5]	Kaiser Foundation Hospitals	2.810%	6/1/2041	3	2
	Kaiser Foundation Hospitals	4.150%	5/1/2047	908	754
[5]	Kaiser Foundation Hospitals	3.002%	6/1/2051	4,455	2,908
[5]	Mayo Clinic	3.196%	11/15/2061	3,289	2,100
	McKesson Corp.	4.950%	5/30/2032	21,340	21,922
[9]	Medline Borrower LP	3.875%	4/1/2029	2,700	2,643
[9]	Medline Borrower LP	5.250%	10/1/2029	310	310
	Merck & Co. Inc.	4.450%	12/4/2032	1,988	1,990
	Merck & Co. Inc.	5.700%	9/15/2055	2,495	2,505
	Novant Health Inc.	3.318%	11/1/2061	1,560	995
[9]	Organon & Co.	6.750%	5/15/2034	605	591
	Pfizer Inc.	4.500%	11/15/2032	3,295	3,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	5.700%	11/15/2065	3,365	3,317
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	6,113	5,873
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	616	579
	Quest Diagnostics Inc.	4.625%	12/15/2029	1,050	1,067
[9]	Radiology Partners Inc.	8.500%	7/15/2032	845	890
	Revvity Inc.	3.300%	9/15/2029	731	706
	Royalty Pharma plc	1.750%	9/2/2027	1,371	1,323
	Stanford Health Care	3.027%	8/15/2051	4,362	2,858
	Stryker Corp.	4.250%	9/11/2029	1,166	1,173
	Stryker Corp.	4.850%	2/10/2030	973	998
[5]	Sutter Health	3.161%	8/15/2040	5,832	4,575
	Tenet Healthcare Corp.	4.250%	6/1/2029	684	674
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,440	1,456
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	1,505	1,493
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2,095	2,194
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	1,525	1,579
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,555	7,649
	UnitedHealth Group Inc.	5.300%	6/15/2035	1,615	1,662
	UnitedHealth Group Inc.	4.375%	3/15/2042	3,226	2,821
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,723	3,571
	UnitedHealth Group Inc.	3.700%	8/15/2049	3,657	2,695
	UnitedHealth Group Inc.	3.250%	5/15/2051	3	2
	UnitedHealth Group Inc.	5.375%	4/15/2054	1,680	1,575
	UnitedHealth Group Inc.	5.500%	4/15/2064	2	2
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,005	4,124
					178,679
Industrials (1.6%)
	Allegion plc	3.500%	10/1/2029	595	581
[9]	Allison Transmission Inc.	4.750%	10/1/2027	90	90
[9]	Allison Transmission Inc.	3.750%	1/30/2031	3,400	3,204
[9]	Allison Transmission Inc.	5.875%	12/1/2033	360	365
	Amphenol Corp.	3.800%	11/15/2027	3,372	3,371
	Amphenol Corp.	3.900%	11/15/2028	1,683	1,682
	Amphenol Corp.	4.125%	11/15/2030	2,819	2,800
	Amphenol Corp.	4.400%	2/15/2033	1,518	1,500
	Amphenol Corp.	4.625%	2/15/2036	2,977	2,909
	Amphenol Corp.	5.300%	11/15/2055	1,757	1,681
[5,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,340	895
	Boeing Co.	5.040%	5/1/2027	357	361
	Boeing Co.	3.250%	2/1/2028	1,224	1,206
	Boeing Co.	3.200%	3/1/2029	1,778	1,727
	Boeing Co.	6.298%	5/1/2029	3,524	3,743
	Boeing Co.	5.150%	5/1/2030	571	587
	Boeing Co.	6.858%	5/1/2054	10,000	11,270
	Boeing Co.	7.008%	5/1/2064	4,598	5,249
[9]	Bombardier Inc.	7.250%	7/1/2031	2,000	2,124
[9]	Bombardier Inc.	6.750%	6/15/2033	600	631
[5,13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	390	262
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	2,472	2,193
[9]	BWX Technologies Inc.	4.125%	6/30/2028	365	360
[9]	BWX Technologies Inc.	4.125%	4/15/2029	3,300	3,235
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	830	830
[5,11]	CIMIC Finance Ltd.	1.500%	5/28/2029	4,700	5,268
[9]	Clean Harbors Inc.	5.750%	10/15/2033	775	792
	CNH Industrial Capital LLC	4.550%	4/10/2028	966	974
	CSX Corp.	3.800%	11/1/2046	1,621	1,273
	CSX Corp.	3.800%	4/15/2050	247	188
[9]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	599	608
[9]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	735	749
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	3,341	3,440
	Eaton Capital ULC	4.450%	5/9/2030	2,440	2,458
[9]	Enpro Inc.	6.125%	6/1/2033	1,430	1,471
[11]	FCC Servicios Medio Ambiente Holding SA	3.715%	10/8/2031	700	835
[5]	FedEx Corp.	3.400%	2/15/2028	749	742
[7,9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	430	430
[7,9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	4,950	4,944
[7,9]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	2,840	2,831
[7,9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	3,340	3,316
[9]	Gates Corp.	6.875%	7/1/2029	545	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	605	606
[9]	Herc Holdings Inc.	7.000%	6/15/2030	1,300	1,364
[9]	Herc Holdings Inc.	5.750%	3/15/2031	460	463
[9]	Herc Holdings Inc.	7.250%	6/15/2033	459	486
[9]	Herc Holdings Inc.	6.000%	3/15/2034	270	271
	Hillenbrand Inc.	6.250%	2/15/2029	135	137
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,591	1,575
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	113	107
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	2,861	3,019
	L3Harris Technologies Inc.	4.400%	6/15/2028	7	7
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,447	2,514
	L3Harris Technologies Inc.	2.900%	12/15/2029	869	830
	Lennox International Inc.	1.700%	8/1/2027	345	334
	Lockheed Martin Corp.	4.500%	5/15/2036	7	7
	Lockheed Martin Corp.	4.090%	9/15/2052	3,521	2,799
	Lockheed Martin Corp.	4.150%	6/15/2053	9,657	7,738
	Lockheed Martin Corp.	5.900%	11/15/2063	686	711
	Lockheed Martin Corp.	5.200%	2/15/2064	2,322	2,150
[5,13]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	1,640	1,122
[9]	Mueller Water Products Inc.	4.000%	6/15/2029	125	122
	Norfolk Southern Corp.	2.900%	8/25/2051	3,775	2,377
	Northrop Grumman Corp.	4.950%	3/15/2053	2,644	2,400
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,138	1,109
	Regal Rexnord Corp.	6.050%	4/15/2028	7	7
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	63	62
	RTX Corp.	5.750%	1/15/2029	1,230	1,289
	RTX Corp.	6.400%	3/15/2054	2,147	2,366
[5]	Ryder System Inc.	5.375%	3/15/2029	1,712	1,770
	Ryder System Inc.	4.300%	12/1/2030	1,260	1,253
[9]	Siemens Funding BV	5.900%	5/28/2065	5,395	5,629
[9]	TopBuild Corp.	5.625%	1/31/2034	680	687
[9]	TransDigm Inc.	6.750%	8/15/2028	53	54
[9]	TransDigm Inc.	6.375%	3/1/2029	341	351
[9]	TransDigm Inc.	6.375%	5/31/2033	7,475	7,611
[7]	United Airlines Holdings Inc.	5.375%	3/1/2031	230	232
	United Parcel Service Inc.	6.050%	5/14/2065	3,195	3,299
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	147	152
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	52	54
					140,805
Materials (1.2%)
[9]	Alcoa Nederland Holding BV	6.125%	5/15/2028	135	135
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	2,280	2,369
[11]	Amcor UK Finance plc	3.750%	2/20/2033	1,500	1,776
[9,11]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	500	604
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	690	709
[9]	Arsenal AIC Parent LLC	8.000%	10/1/2030	2,000	2,121
	Ball Corp.	2.875%	8/15/2030	173	159
	Ball Corp.	5.500%	9/15/2033	230	234
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	2,621	2,495
[9]	Big River Steel LLC	6.625%	1/31/2029	662	667
[5]	Braskem Netherlands Finance BV	4.500%	1/10/2028	1,863	845
[5]	Braskem Netherlands Finance BV	4.500%	1/31/2030	3,724	1,607
[9]	Carpenter Technology Corp.	5.625%	3/1/2034	335	340
[9]	Chemours Co.	5.750%	11/15/2028	154	153
[9]	Chemours Co.	4.625%	11/15/2029	1,490	1,390
[9]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	393	409
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	570	601
[9]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	2,200	2,258
[9]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	625	654
[9]	Commercial Metals Co.	5.750%	11/15/2033	770	783
[9]	Commercial Metals Co.	6.000%	12/15/2035	410	419
	CRH America Finance Inc.	4.400%	2/9/2031	14,009	14,015
	CRH America Finance Inc.	5.000%	2/9/2036	2,608	2,604
[9]	Crown Americas LLC	5.875%	6/1/2033	2,865	2,928
[11]	Dow Chemical Co.	1.875%	3/15/2040	500	422
	Eastman Chemical Co.	5.000%	8/1/2029	1,452	1,483
[9]	Element Solutions Inc.	3.875%	9/1/2028	2,498	2,436
[9]	First Quantum Minerals Ltd.	8.000%	3/1/2033	590	633
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	260	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	5.650%	5/18/2033	970	860
	FMC Corp.	8.450%	11/1/2055	1,840	1,483
[5]	Freeport Indonesia PT	4.763%	4/14/2027	1,154	1,159
[9]	Graphic Packaging International LLC	4.750%	7/15/2027	90	90
[9]	Graphic Packaging International LLC	3.500%	3/15/2028	21	20
[9]	Graphic Packaging International LLC	3.750%	2/1/2030	10	9
[9]	Hudbay Minerals Inc.	4.500%	4/1/2026	70	70
[9]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1,160	1,149
[9]	Kaiser Aluminum Corp.	4.500%	6/1/2031	660	637
[9]	Magnera Corp.	4.750%	11/15/2029	200	181
[9]	Magnera Corp.	7.250%	11/15/2031	147	139
[9]	Novelis Corp.	4.750%	1/30/2030	111	108
[9]	Novelis Corp.	3.875%	8/15/2031	115	105
[9]	Novelis Corp.	6.375%	8/15/2033	35	36
	Nutrien Ltd.	5.200%	6/21/2027	1,956	1,986
	Nutrien Ltd.	4.900%	3/27/2028	2,252	2,291
	Nutrien Ltd.	4.200%	4/1/2029	733	733
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,330	2,323
[9]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	121	121
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	440	448
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	1,450	1,476
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	1,239	1,285
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	3,004	3,118
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	6,975	4,301
	Rio Tinto Finance USA plc	4.125%	8/21/2042	6,955	5,972
	RPM International Inc.	3.750%	3/15/2027	1,923	1,916
[9]	Sealed Air Corp.	6.125%	2/1/2028	278	282
[9]	Sealed Air Corp.	5.000%	4/15/2029	400	403
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	2,735	2,823
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	6,760	6,820
[9]	SNF Group SACA	3.125%	3/15/2027	533	525
	Steel Dynamics Inc.	4.000%	12/15/2028	5,660	5,653
	Suzano Austria GmbH	6.000%	1/15/2029	849	877
	Suzano Netherlands BV	5.500%	1/15/2036	2,610	2,596
[9]	Trivium Packaging Finance BV	12.250%	1/15/2031	1,050	1,147
[9]	Vale Overseas Ltd.	6.000%	2/25/2056	3,206	3,223
[11]	Verallia SA	4.375%	11/14/2033	300	356
	WestRock MWV LLC	8.200%	1/15/2030	925	1,051
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	1,800	1,722
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	319	326
[9]	WR Grace Holdings LLC	6.625%	8/15/2032	260	259
[9]	WR Grace Holdings LLC	7.000%	8/1/2033	355	355
	WRKCo Inc.	4.000%	3/15/2028	364	364
					106,320
Real Estate (0.1%)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,915	2,056
	Brandywine Operating Partnership LP	6.125%	1/15/2031	230	223
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	1,700	2,050
[11]	Digital Dutch Finco BV	3.875%	7/15/2034	800	938
[11]	Digital Dutch Finco BV	3.875%	3/15/2035	432	503
[11]	Digital Intrepid Holding BV	0.625%	7/15/2031	300	305
[9]	EF Holdco	7.375%	9/30/2030	560	568
	Host Hotels & Resorts LP	4.250%	12/15/2028	1,690	1,692
[5,11]	ICADE	4.375%	5/22/2035	1,200	1,412
[11]	Prologis Euro Finance LLC	3.875%	9/22/2037	637	748
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	640	663
					11,158
Technology (2.6%)
[9]	Amkor Technology Inc.	5.875%	10/1/2033	365	373
[9]	AthenaHealth Group Inc.	6.500%	2/15/2030	225	218
[5]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,956
	Broadcom Inc.	1.950%	2/15/2028	933	898
	Broadcom Inc.	4.350%	2/15/2030	3,441	3,461
	Broadcom Inc.	4.600%	7/15/2030	19,432	19,698
	Broadcom Inc.	4.600%	1/15/2033	8,075	8,047
	Broadcom Inc.	5.700%	1/15/2056	2,410	2,428
[9]	Central Parent Inc.	7.250%	6/15/2029	98	75
[9]	Central Parent LLC	8.000%	6/15/2029	18	14
[9]	Cloud Software Group Inc.	6.500%	3/31/2029	657	653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Cloud Software Group Inc.	8.250%	6/30/2032	2,945	2,997
	Dell International LLC	5.250%	2/1/2028	3,948	4,038
	Dell International LLC	4.750%	4/1/2028	7,020	7,119
	Dell International LLC	5.300%	10/1/2029	3,093	3,190
	Dell International LLC	4.750%	10/6/2032	2,139	2,132
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	81	80
[9]	Entegris Inc.	4.750%	4/15/2029	7	7
[9]	Fair Isaac Corp.	6.000%	5/15/2033	2,090	2,128
[9]	Foundry JV Holdco LLC	5.500%	1/25/2031	6,701	6,941
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,286	3,502
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	4,451	4,670
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	24,676	25,954
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	11,036	11,045
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,022	4,044
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	5,411	5,451
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	5,660	5,633
[9]	Imola Merger Corp.	4.750%	5/15/2029	1,525	1,502
	Intel Corp.	3.750%	3/25/2027	263	262
	Intel Corp.	3.750%	8/5/2027	5,005	4,984
	Intel Corp.	4.875%	2/10/2028	3,028	3,076
	Intel Corp.	2.450%	11/15/2029	5,644	5,283
	Intel Corp.	3.250%	11/15/2049	4,835	3,139
	Intel Corp.	5.700%	2/10/2053	8,706	8,211
	Intel Corp.	5.600%	2/21/2054	5,000	4,672
	Intel Corp.	5.050%	8/5/2062	5,000	4,135
[7]	International Business Machines Corp.	4.950%	2/3/2036	7,200	7,175
[7]	International Business Machines Corp.	5.800%	2/3/2056	4,245	4,228
	Jabil Inc.	4.750%	2/1/2033	456	449
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	460	475
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	435	455
	Kyndryl Holdings Inc.	3.150%	10/15/2031	4,220	3,845
[9]	McAfee Corp.	7.375%	2/15/2030	200	159
	Motorola Solutions Inc.	5.200%	8/15/2032	4,800	4,953
	Oracle Corp.	3.250%	11/15/2027	991	972
	Oracle Corp.	2.300%	3/25/2028	734	701
	Oracle Corp.	4.500%	5/6/2028	1,700	1,702
	Oracle Corp.	4.450%	9/26/2030	12,000	11,712
	Oracle Corp.	4.800%	9/26/2032	2,140	2,071
	Oracle Corp.	5.200%	9/26/2035	5,998	5,717
	Oracle Corp.	6.500%	4/15/2038	4,480	4,583
	Oracle Corp.	5.375%	7/15/2040	2,396	2,154
	Oracle Corp.	4.125%	5/15/2045	3,110	2,221
	Oracle Corp.	5.875%	9/26/2045	2,586	2,322
	Oracle Corp.	4.000%	7/15/2046	4,604	3,175
	Oracle Corp.	6.125%	8/3/2065	1,181	1,030
[9]	Rocket Software Inc.	9.000%	11/28/2028	120	120
[9]	Science Applications International Corp.	5.875%	11/1/2033	260	262
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	894	893
[9]	UKG Inc.	6.875%	2/1/2031	105	105
	Western Digital Corp.	4.750%	2/15/2026	105	105
	X Corp.	9.500%	10/26/2029	565	584
					225,184
Utilities (2.4%)
	AEP Texas Inc.	5.850%	10/15/2055	3,570	3,507
	AEP Transmission Co. LLC	5.375%	6/15/2035	1,510	1,552
	AES Corp.	5.450%	6/1/2028	9	9
	Alabama Power Co.	6.000%	3/1/2039	1,918	2,054
	Alabama Power Co.	5.500%	3/15/2041	5,253	5,262
[9]	Alliant Energy Finance LLC	5.400%	6/6/2027	21	21
[5,13]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	1,180	799
[5,13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	480	329
[9]	California Buyer Ltd.	6.375%	2/15/2032	695	693
[9]	Calpine Corp.	4.500%	2/15/2028	186	186
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,476	2,567
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	305	304
	Commonwealth Edison Co.	3.650%	6/15/2046	2,675	2,046
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	7	8
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	5	6
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,819	1,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	4.400%	1/15/2031	2,490	2,484
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,210	1,183
	Dominion Energy Inc.	4.250%	6/1/2028	79	79
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	2,997	3,232
	DTE Energy Co.	4.875%	6/1/2028	771	785
[5]	DTE Energy Co.	3.400%	6/15/2029	1,159	1,129
	Duke Energy Carolinas LLC	3.450%	4/15/2051	2,302	1,627
	Duke Energy Corp.	3.400%	6/15/2029	684	669
[5]	Duke Energy Indiana LLC	4.200%	3/15/2042	3,232	2,774
	Duke Energy Progress LLC	3.700%	10/15/2046	3,054	2,340
	Duke Energy Progress LLC	5.550%	3/15/2055	2	2
[5]	Energuate Trust 2 0	6.350%	9/15/2035	9,727	9,717
[5,12]	Engie SA	5.750%	10/28/2050	500	638
[5,11]	Eurogrid GmbH	4.165%	10/16/2040	200	235
	Eversource Energy	5.450%	3/1/2028	2,083	2,138
	Exelon Corp.	5.150%	3/15/2028	3,419	3,497
	Exelon Corp.	5.600%	3/15/2053	2,962	2,866
	Exelon Corp.	5.875%	3/15/2055	5,000	5,010
[5]	FirstEnergy Corp.	3.900%	7/15/2027	203	203
[5]	FirstEnergy Corp.	4.850%	7/15/2047	2,450	2,166
[9]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	734	750
	FirstEnergy Transmission LLC	4.550%	1/15/2030	334	336
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,044	2,031
	Florida Power & Light Co.	5.600%	2/15/2066	5,900	5,818
	Georgia Power Co.	4.300%	3/15/2042	2,708	2,378
[5]	Georgia Power Co.	3.700%	1/30/2050	4,385	3,277
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,160	1,177
[9]	ITC Holdings Corp.	4.950%	9/22/2027	751	760
	ITC Holdings Corp.	3.350%	11/15/2027	1,233	1,221
[9]	Jersey Central Power & Light Co.	5.150%	1/15/2036	4,540	4,597
	MidAmerican Energy Co.	4.800%	9/15/2043	1,599	1,464
	MidAmerican Energy Co.	4.250%	7/15/2049	1,947	1,598
[9]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	490	491
	National Grid plc	5.602%	6/12/2028	1,374	1,420
[5,13]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,700	1,111
	Nevada Power Co.	5.450%	5/15/2041	2,957	2,952
	NiSource Inc.	5.250%	3/30/2028	9	9
	NiSource Inc.	5.850%	4/1/2055	7,230	7,194
[9]	NRG Energy Inc.	5.750%	7/15/2029	490	492
[9]	NRG Energy Inc.	6.000%	2/1/2033	3,100	3,162
[9]	NRG Energy Inc.	5.750%	1/15/2034	1,035	1,042
[9]	NRG Energy Inc.	6.000%	1/15/2036	1,295	1,308
	OGE Energy Corp.	5.450%	5/15/2029	648	671
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	975	993
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	3,416	2,619
	Pacific Gas & Electric Co.	2.100%	8/1/2027	662	643
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,278	1,931
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	2,555	2,530
	PECO Energy Co.	4.800%	10/15/2043	2,638	2,374
	PECO Energy Co.	3.700%	9/15/2047	2,672	2,032
[5]	PG&E Recovery Funding LLC	5.045%	7/15/2032	906	915
	PPL Electric Utilities Corp.	6.450%	8/15/2037	1,323	1,466
[9]	PSEG Power LLC	5.200%	5/15/2030	9,490	9,739
[9]	PSEG Power LLC	5.750%	5/15/2035	4,970	5,138
	Public Service Co. of Colorado	3.600%	9/15/2042	1	1
	Public Service Co. of Colorado	4.050%	9/15/2049	329	257
[5]	Public Service Electric & Gas Co.	2.450%	1/15/2030	530	498
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,936	3,065
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,834	1,887
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,461	1,494
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	333	318
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,465	1,068
	Southern California Edison Co.	5.300%	3/1/2028	5	5
	Southern California Edison Co.	5.650%	10/1/2028	9	9
[5]	Southern California Edison Co.	3.900%	3/15/2043	2,251	1,731
	Southwestern Public Service Co.	3.700%	8/15/2047	315	237
[5]	Southwestern Public Service Co.	3.150%	5/1/2050	6	4
[5,12]	SW Finance I plc	6.640%	3/31/2026	1,950	2,670
[5,12]	SW Finance I plc	1.625%	3/30/2027	1,316	1,729
[12]	SW Finance I plc	7.750%	10/31/2031	2,619	3,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	SW Finance I plc	6.875%	8/7/2032	800	1,143
[5,12]	SW Finance I plc	7.000%	4/16/2040	600	829
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	1,030	1,044
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	770	789
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	4,600	4,727
	TransAlta Corp.	5.875%	2/1/2034	255	255
	Union Electric Co.	5.250%	4/15/2035	2,350	2,411
[5,12]	United Utilities Water Finance plc	5.250%	1/22/2046	2,700	3,216
[11]	Veolia Environnement SA	1.625%	Perpetual	600	706
[5,13]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	394
[5]	Virginia Electric & Power Co.	6.000%	5/15/2037	7	8
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	4,900	3,756
	Virginia Electric & Power Co.	5.700%	8/15/2053	2,748	2,712
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	8,140	8,141
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	3,000	3,153
	Xcel Energy Inc.	1.750%	3/15/2027	1,606	1,566
	Xcel Energy Inc.	2.600%	12/1/2029	243	229
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,805	2,780
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	490	505
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	125	131
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	1,257	1,682
[5,12]	Yorkshire Water Finance plc	5.500%	4/28/2035	800	1,054
[5,12]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,141	1,898
					201,498
Total Corporate Bonds (Cost $2,630,384)					2,661,604
Floating Rate Loan Interests (0.4%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	6.918%	5/28/2032	1,588	1,590
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.922%	9/19/2030	741	743
[8]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.422%	2/15/2029	2,776	2,735
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.422%	1/15/2031	2,264	2,276
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/2032	3,000	3,007
[8]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	115	115
[8]	BioMarin Pharmaceutical Inc. First Lien Term Loan B, TSFR12M + 1.750%	5.174%	1/28/2033	90	90
[8]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	325	326
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.922%	10/28/2032	280	281
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.422%	1/28/2032	2,783	2,785
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.172%	5/6/2030	701	701
[8]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	6.922%	4/1/2032	2	2
[8]	CompoSecure Holdings LLC First Lien Initial Term Loan, TSFR12M + 2.250%	5.755%	1/14/2033	230	229
[8]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.000%	6.759%	8/20/2032	750	723
[8]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/2032	425	424
[8]	Graham Packaging Co. Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.691%	1/14/2033	320	319
[8]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	4,640	4,611
[8]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	2,055	2,039
[8]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.671%	4/16/2029	275	274
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.672%	3/1/2029	2,776	2,405
[8]	Men's Wearhouse Inc. First Lien Term Loan, TSFR12M + 5.750%	9.275%	1/22/2031	35	35
[8]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	2,808	2,809
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.000%	5.983%	10/29/2032	470	472
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.422%	11/28/2028	1,315	1,255
[8]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.680%	7/9/2032	1,756	1,752
[8]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.172%	1/19/2032	140	140
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.422%	5/6/2032	530	531
[8]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	225	225
Total Floating Rate Loan Interests (Cost $33,353)					32,894
Sovereign Bonds (19.5%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,460	1,509
	African Development Bank	4.125%	1/22/2036	10,923	10,752
[5,7]	Agence Francaise de Developpement	4.125%	2/4/2031	39,200	39,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Arab Republic of Egypt	4.750%	4/16/2026	177	210
[5]	Arab Republic of Egypt	7.903%	2/21/2048	12,400	11,266
[5]	Arab Republic of Egypt	8.700%	3/1/2049	1,390	1,362
[5]	Argentine Republic	1.000%	7/9/2029	423	372
[5]	Argentine Republic	0.750%	7/9/2030	20,151	17,073
[5]	Argentine Republic	5.000%	1/9/2038	7,585	6,103
[5]	Argentine Republic	4.125%	7/9/2046	6,187	4,533
[5]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	5,000	5,091
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	424	424
[5,9]	Benin Government Bond	7.960%	2/13/2038	1,800	1,882
[5]	Benin Government Bond	8.375%	1/23/2041	1,700	1,804
[11]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	24,400	28,916
[5,9]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	44,082	43,893
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	42,687	42,597
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	32,908	32,866
[5,9]	Central American Bank for Economic Integration	3.750%	1/22/2029	45,606	45,442
[11]	City of Madrid Spain	3.360%	10/31/2035	31,900	37,555
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	533	542
[5]	Comision Federal de Electricidad	5.700%	1/24/2030	1,854	1,889
	Corp. Andina de Fomento	4.750%	4/1/2026	980	981
	Corp. Andina de Fomento	4.625%	1/15/2036	37,947	37,740
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	14,039	13,923
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	7,268	6,909
[5]	Corp. Nacional del Cobre de Chile	5.125%	2/2/2033	750	755
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,789	3,952
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	7,616	8,091
[5,7,9]	CPPIB Capital Inc.	3.875%	2/15/2031	11,816	11,795
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	9,640	9,757
[5]	Dominican Republic	5.950%	1/25/2027	38,691	39,200
[5]	Dominican Republic	6.000%	7/19/2028	243	249
[5]	Dominican Republic	5.500%	2/22/2029	43,760	44,421
[5]	Dominican Republic	4.500%	1/30/2030	12,634	12,333
[5]	Dominican Republic	7.050%	2/3/2031	5,000	5,349
[5]	Dominican Republic	4.875%	9/23/2032	1,758	1,683
	Ecopetrol SA	8.625%	1/19/2029	80	86
	Ecopetrol SA	7.750%	2/1/2032	3,183	3,266
[5,9]	Electricite de France SA	5.700%	5/23/2028	415	429
[5,9]	Electricite de France SA	4.500%	9/21/2028	815	821
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	906	923
[14]	Eskom Holdings	4.314%	7/23/2027	1,100	1,091
[5,11]	European Union	0.300%	11/4/2050	9,000	4,743
[5,11]	European Union	0.700%	7/6/2051	32,867	19,071
[5,11]	European Union	4.000%	10/12/2055	5,552	6,507
[5]	Federal Republic of Nigeria	8.375%	3/24/2029	4,135	4,401
[5,9]	Federal Republic of Nigeria	8.631%	1/13/2036	2,436	2,600
	Federative Republic of Brazil	5.500%	11/6/2030	1,082	1,101
	Federative Republic of Brazil	6.625%	3/15/2035	200	206
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/2027	558	560
[9,11]	French Republic	4.100%	5/25/2046	16,681	19,702
[5]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	1,700	1,774
[9,11]	Hellenic Republic	3.375%	6/16/2036	40,101	47,176
[9,11]	Hellenic Republic	4.125%	6/15/2054	11,750	13,661
[5]	Ivory Coast Government Bond	8.075%	4/1/2036	932	994
[5,15]	Japan	0.400%	3/20/2050	621,300	2,005
[5,15]	Japan	0.700%	6/20/2051	3,400,000	11,477
[5]	Kingdom of Morocco	2.375%	12/15/2027	6,027	5,802
[5]	Kingdom of Morocco	5.950%	3/8/2028	21,500	22,115
[5]	Kingdom of Morocco	3.000%	12/15/2032	398	347
[5,9]	Kingdom of Saudi Arabia	5.875%	1/12/2056	21,370	20,820
[9,11]	Kingdom of Spain	3.300%	4/30/2036	15,010	17,842
[5,9]	Korea Electric Power Corp.	5.375%	7/31/2026	1,958	1,971
[5,9]	Korea National Oil Corp.	4.125%	9/30/2027	1,561	1,564
[5,9]	KSA Sukuk Ltd.	5.250%	6/4/2027	7,650	7,767
[5]	KSA Sukuk Ltd.	5.250%	6/4/2027	881	894
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	6,416	6,422
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	958	985
[5,11,16]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	4,434	5,628
[16]	MFB Magyar Fejlesztesi Bank Zrt.	6.500%	6/29/2028	487	507
[5,9]	OCP SA	6.100%	4/30/2030	4,244	4,413
[5]	Oman Government Bond	4.750%	6/15/2026	16,783	16,798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Oman Government Bond	5.375%	3/8/2027	20,111	20,333
[5]	Oman Government Bond	6.750%	10/28/2027	13,404	13,922
[5]	Oman Government Bond	5.625%	1/17/2028	4,321	4,415
[5,9]	OPEC Fund for International Development	4.000%	1/23/2031	8,933	8,922
[5]	Paraguay Government Bond	4.700%	3/27/2027	11,500	11,570
[5]	Paraguay Government Bond	4.950%	4/28/2031	34,406	34,674
[5]	Pertamina Persero PT	1.400%	2/9/2026	987	986
[5]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	1,500	1,510
[5,9]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,219	1,248
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,715	2,707
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	8,245	8,418
	Petroleos Mexicanos	6.490%	1/23/2027	3,533	3,582
	Petroleos Mexicanos	6.500%	3/13/2027	5,506	5,605
	Petroleos Mexicanos	5.350%	2/12/2028	6,340	6,374
	Petroleos Mexicanos	6.500%	1/23/2029	12,014	12,272
	Petroleos Mexicanos	8.750%	6/2/2029	24,092	25,866
	Petroleos Mexicanos	6.840%	1/23/2030	18,260	18,688
	Petroleos Mexicanos	6.375%	1/23/2045	2,010	1,630
[5,9,11]	Portuguese Republic	3.625%	6/12/2054	11,576	12,950
[7,11]	Province of Manitoba	3.350%	2/4/2036	10,802	12,819
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	17,440	20,618
[5]	Republic of Azerbaijan	5.125%	9/1/2029	1,988	2,023
[5,11]	Republic of Bulgaria	3.500%	5/7/2034	7,817	9,338
[5,11]	Republic of Bulgaria	4.125%	5/7/2038	13,313	15,919
[5,11]	Republic of Chile	0.100%	1/26/2027	146	169
[5]	Republic of Chile	2.750%	1/31/2027	6,128	6,044
[5]	Republic of Chile	3.240%	2/6/2028	269	265
[5]	Republic of Chile	2.450%	1/31/2031	5,719	5,229
[5]	Republic of Chile	2.550%	1/27/2032	3,729	3,336
[5]	Republic of Chile	3.100%	5/7/2041	9,616	7,383
[5]	Republic of Colombia	5.375%	1/21/2029	975	973
[5]	Republic of Colombia	6.125%	1/21/2031	970	969
[5]	Republic of Colombia	6.500%	1/21/2033	8,413	8,370
[5]	Republic of Colombia	5.000%	6/15/2045	2,264	1,671
	Republic of Costa Rica	7.300%	11/13/2054	1,500	1,669
[5,11]	Republic of Cyprus	3.250%	1/28/2036	31,650	37,543
[5]	Republic of Ecuador	0.000%	7/31/2030	17,613	14,804
[5]	Republic of Ecuador	6.900%	7/31/2035	935	854
[9]	Republic of Ecuador	9.250%	1/29/2039	10,377	10,688
[5]	Republic of Ecuador	5.000%	7/31/2040	1,770	1,463
[5]	Republic of El Salvador	8.625%	2/28/2029	2,536	2,718
[5]	Republic of El Salvador	9.250%	4/17/2030	10,938	11,848
[5]	Republic of Ghana	5.000%	7/3/2029	6,646	6,519
[5]	Republic of Guatemala	4.375%	6/5/2027	4,000	3,979
[5]	Republic of Guatemala	5.250%	8/10/2029	8,330	8,405
[5]	Republic of Guatemala	4.900%	6/1/2030	17,091	17,016
[5]	Republic of Guatemala	7.050%	10/4/2032	279	305
[5]	Republic of Honduras	8.625%	11/27/2034	792	909
[5]	Republic of Hungary	6.125%	5/22/2028	6,011	6,234
[5]	Republic of Hungary	6.250%	9/22/2032	1,525	1,618
[11]	Republic of Hungary	4.250%	5/26/2033	3,660	4,357
[5,11]	Republic of Hungary	5.375%	9/12/2033	15,000	19,090
[5]	Republic of Hungary	6.750%	9/23/2055	8,900	9,268
[11]	Republic of Iceland	2.625%	5/27/2030	21,077	24,826
[5,9]	Republic of Kazakhstan	4.412%	10/28/2030	7,964	7,882
[5]	Republic of Kazakhstan	4.412%	10/28/2030	743	735
[11]	Republic of Korea	0.000%	10/15/2026	444	517
[5,11]	Republic of Lithuania	3.625%	3/10/2036	9,266	10,919
[5]	Republic of Peru	2.783%	1/23/2031	3,001	2,770
[5,9]	Republic of Romania	5.750%	9/16/2030	1,614	1,664
[5,11]	Republic of Romania	5.375%	3/22/2031	1,744	2,184
[5,11]	Republic of Romania	2.124%	7/16/2031	380	404
[5,11]	Republic of Romania	5.125%	9/24/2031	292	360
[5,11]	Republic of Romania	5.875%	7/11/2032	280	354
[5,11]	Republic of Romania	5.375%	6/7/2033	580	709
[5]	Republic of South Africa	4.875%	4/14/2026	3,100	3,100
[5]	Republic of South Africa	4.850%	9/30/2029	6,525	6,508
[5,9]	Republic of Trinidad & Tobago	6.500%	1/28/2036	12,600	12,544
[5]	Republic of Turkiye	7.625%	4/26/2029	1,960	2,090
[5]	Republic of Turkiye	7.125%	2/12/2032	6,532	6,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkiye	6.300%	3/14/2033	21,890	21,657
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/2028	1,183	1,268
[5]	Republic of Uzbekistan International Bond	5.375%	2/20/2029	11,448	11,547
[5]	Republic of Zambia	5.750%	6/30/2033	14,063	13,788
[5,7,9]	Saudi Arabian Oil Co.	4.375%	2/2/2031	11,300	11,214
[5,11]	Serbia International Bond	3.125%	5/15/2027	30,167	35,685
[5,11]	Serbia International Bond	1.500%	6/26/2029	1,877	2,074
[5]	Serbia International Bond	2.125%	12/1/2030	2,770	2,440
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	2,216	2,212
[11]	Slovakia Government Bond	3.750%	2/27/2040	24,580	28,533
[5,17]	Southern Gas Corridor CJSC	6.875%	3/24/2026	25,989	26,120
[5,11]	State of Israel	1.500%	1/16/2029	183	208
[5]	State of Israel	5.375%	3/12/2029	3,604	3,701
[5]	State of Israel	5.375%	2/19/2030	2,089	2,156
[5]	State of Israel	4.500%	1/13/2031	7,749	7,707
[5,11]	State of North Rhine-Westphalia Germany	3.800%	1/14/2056	8,387	10,001
[11]	Treasury Corp. of Victoria	3.625%	9/29/2040	18,973	22,401
[5]	Ukraine Government Bond	4.500%	2/1/2034	7,000	4,418
[5]	Ukraine Government Bond	0.000%	2/1/2036	688	388
[12]	United Kingdom	4.375%	7/31/2054	12,400	14,677
[12]	United Kingdom	5.375%	1/31/2056	2,759	3,832
[5]	United Mexican States	2.659%	5/24/2031	465	414
[5]	United Mexican States	4.750%	4/27/2032	7,706	7,495
[5]	United Mexican States	5.850%	7/2/2032	45,731	46,860
[5]	United Mexican States	5.375%	3/22/2033	24,214	23,941
[5]	United Mexican States	4.875%	5/19/2033	773	740
[11]	United Mexican States	4.875%	5/16/2036	5,900	6,980
[11]	United Mexican States	5.125%	3/19/2038	9,161	10,835
[5]	United Mexican States	6.750%	2/9/2056	2,392	2,366
[5,9]	Uzbekneftegaz JSC	8.750%	5/7/2030	21,850	23,610
Total Sovereign Bonds (Cost $1,643,506)					1,672,507
Taxable Municipal Bonds (0.6%)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.270%	2/15/2050	2,985	3,096
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	2,650	2,774
	California GO	7.300%	10/1/2039	4,400	5,078
	California State University Systemwide Revenue	2.975%	11/1/2051	3,580	2,399
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	5,821	6,519
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	5,065	3,479
	Duke University NC Revenue	5.850%	4/1/2037	7,505	8,174
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	6,655	5,002
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	3,555	3,636
	New York Transportation Development Corp. Lease Revenue (Nanotechnology Facilities Project)	4.248%	9/1/2035	120	118
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	2,549	2,791
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	2,051	1,694
	Rutgers State University New Jersey GO	3.915%	5/1/2119	8,660	5,720
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	1,705	1,822
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,270	2,160
	University of Virginia Revenue	2.256%	9/1/2050	3,890	2,249
Total Taxable Municipal Bonds (Cost $56,996)					56,711
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[18]	Vanguard Market Liquidity Fund (Cost $45,442)	3.704%		454,421	45,442

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	165,600	27
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	90,140	272
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	45,900	977
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	10,100	60
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	BANA	3/9/2026	3.950%	7,380	15
						1,351
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	46,290	189
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	48,880	383
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	47,100	1
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BNPSW	4/8/2026	3.690%	72,250	173
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	44,200	40
						786
Total Options Purchased (Cost $4,274)						2,137
Total Investments (100.4%) (Cost $8,525,556)						8,630,824
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.6%)
[5,6,7]	UMBS Pool		4.000%	7/1/2042–2/25/2056	(12,221)	(10,936)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6,7]	UMBS Pool	5.500%	5/1/2039–2/25/2056	(127,236)	(128,174)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $143,474)					(139,110)
Other Assets and Liabilities—Net (1.2%)					101,941
Net Assets (100%)					8,593,655
Cost is in $000.
1	Securities with a value of $32,672 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $21,915 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $50,311 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $328 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $1,610,971, representing 18.7% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Australian dollars.
14	Guaranteed by the Republic of South Africa.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	248,400	(2)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	90,140	(93)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	38,700	(1,539)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BANA	3/9/2026	3.750%	14,760	(7)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	10,100	(210)
					(1,851)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	92,580	(219)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	48,880	(284)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	48,880	(208)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.460% Annually	BNPSW	4/8/2026	3.460%	36,120	(264)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	47,100	(4)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	44,200	(2)
					(981)
Total Options Written (Premiums Received $4,348)					(2,832)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	6,167	1,285,771	(527)
5-Year U.S. Treasury Note	March 2026	681	74,181	13
10-Year U.S. Treasury Note	March 2026	3,040	339,957	(152)
Long U.S. Treasury Bond	March 2026	1,687	194,216	(663)
Ultra Long U.S. Treasury Bond	March 2026	1,208	141,865	(1,453)
				(2,782)

Short Futures Contracts
10-Year Government of Canada Bond	March 2026	(293)	(26,054)	294
10-Year Japanese Government Bond	March 2026	(106)	(90,144)	1,109
Euro-Bobl	March 2026	(367)	(50,728)	(41)
Euro-Bund	March 2026	(1,288)	(195,681)	(312)
Euro-Buxl	March 2026	(1,025)	(133,502)	1,750
Euro-OAT	March 2026	(244)	(35,265)	(184)
Euro-Schatz	March 2026	(212)	(26,865)	(23)
Long Gilt	March 2026	(123)	(15,291)	63
Ultra 10-Year U.S. Treasury Note	March 2026	(3,142)	(358,679)	758
				3,414
				632

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	3/18/2026	AUD	784	USD	528	18	—
State Street Bank & Trust Co.	3/18/2026	EUR	184,840	USD	217,410	2,137	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	36,386	USD	42,710	506	—
State Street Bank & Trust Co.	3/18/2026	EUR	19,474	USD	23,272	—	(141)
Toronto-Dominion Bank	3/18/2026	EUR	1,816	USD	2,136	20	—
UBS AG	3/18/2026	EUR	973	USD	1,147	8	—
Wells Fargo Bank N.A.	3/18/2026	EUR	544	USD	641	6	—
State Street Bank & Trust Co.	3/18/2026	GBP	7,403	USD	10,202	—	(73)
Citibank, N.A.	3/18/2026	GBP	7,190	USD	9,657	182	—
State Street Bank & Trust Co.	3/18/2026	GBP	3,365	USD	4,500	104	—
Wells Fargo Bank N.A.	3/18/2026	GBP	1,680	USD	2,247	52	—
Toronto-Dominion Bank	3/18/2026	GBP	773	USD	1,041	17	—
Toronto-Dominion Bank	3/18/2026	GBP	319	USD	440	—	(3)
Citibank, N.A.	3/18/2026	MXN	409,663	USD	23,587	—	(237)
Morgan Stanley Capital Services LLC	3/18/2026	MXN	151,985	USD	8,305	358	—
Toronto-Dominion Bank	3/18/2026	USD	11,290	AUD	17,058	—	(588)
Wells Fargo Bank N.A.	3/18/2026	USD	168	CAD	231	—	(2)
Morgan Stanley Capital Services LLC	3/18/2026	USD	1,215	CZK	25,191	—	(13)
Morgan Stanley Capital Services LLC	3/18/2026	EUR	502	CZK	12,186	3	—
UBS AG	3/18/2026	USD	18	CZK	379	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	738,761	EUR	631,933	—	(11,826)
State Street Bank & Trust Co.	3/18/2026	USD	87,767	EUR	75,087	—	(1,419)
Royal Bank of Canada	3/18/2026	USD	29,494	EUR	25,073	—	(286)
UBS AG	3/18/2026	USD	26,328	EUR	22,102	76	—
UBS AG	3/18/2026	USD	12,268	EUR	10,392	—	(76)
Toronto-Dominion Bank	3/18/2026	USD	2,306	EUR	1,968	—	(31)
Wells Fargo Bank N.A.	3/18/2026	USD	2,013	EUR	1,690	5	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	1,859	EUR	1,553	14	—
Wells Fargo Bank N.A.	3/18/2026	USD	1,156	EUR	992	—	(23)
State Street Bank & Trust Co.	3/18/2026	USD	1,027	EUR	864	1	—
Toronto-Dominion Bank	3/18/2026	USD	64,425	GBP	48,402	—	(1,803)
State Street Bank & Trust Co.	3/18/2026	USD	20,909	GBP	15,536	—	(350)
Wells Fargo Bank N.A.	3/18/2026	USD	1,327	GBP	995	—	(34)
Toronto-Dominion Bank	3/18/2026	USD	114	HUF	37,663	—	(3)
Wells Fargo Bank N.A.	3/18/2026	USD	23,549	JPY	3,623,464	52	—
State Street Bank & Trust Co.	3/18/2026	USD	23,694	MXN	409,663	344	—
Morgan Stanley Capital Services LLC	3/18/2026	USD	22,504	MXN	409,018	—	(809)
Toronto-Dominion Bank	3/18/2026	USD	1,312	PLN	4,770	—	(31)
Morgan Stanley Capital Services LLC	3/18/2026	USD	105	PLN	379	—	(1)
Barclays Bank plc	3/18/2026	USD	35	PLN	124	—	—
						3,903	(17,749)

AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Indonesia	12/20/2030	USD	16,946	1.000	196	22
Republic of Turkiye	12/20/2030	USD	53,500	1.000	(2,660)	838
						860

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	619,755	(1.000)	(14,642)	(1,477)
Republic of Colombia	12/20/2030	USD	10,610	(1.000)	464	39
						(1,438)
						(578)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	6,920	1.000	18	(114)	132	—
Stellantis NV/Baa2	12/20/2030	JPMC	800[2]	5.000	158	139	19	—
					176	25	151	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	4,300[2]	(1.000)	(90)	(80)	—	(10)
					86	(55)	151	(10)
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,855 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	170,000[1]	3.432[2]	(3.680)[3]	(175)	(175)
6/19/2027	N/A	15,792,220[4]	0.727[5]	(0.880)[2]	67	67
12/15/2027	4/3/2026[6]	274,750[1]	0.000[3]	(3.128)[2]	919	919
12/15/2027	4/3/2026[6]	50,000[1]	0.000[3]	(3.230)[2]	84	84
12/22/2027	N/A	90,000[1]	3.680[3]	(3.278)[2]	205	205
1/2/2029	N/A	227,345[7]	12.804[8]	(14.900)[9]	57	57
6/20/2029	6/17/2026[6]	98,240[10]	2.542[11]	(0.000)[12]	(263)	(323)
5/31/2030	4/3/2026[6]	55,000[1]	0.000[3]	(3.282)[2]	407	407
5/31/2030	4/3/2026[6]	55,000[1]	0.000[3]	(3.428)[2]	98	98
5/31/2030	4/3/2026[6]	22,000[1]	0.000[3]	(3.389)[2]	72	72
6/18/2030	N/A	79,000,000[13]	2.482[14]	(2.840)[15]	(1,947)	(1,947)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/18/2030	N/A	46,000,000[13]	2.382[14]	(2.840)[15]	(1,268)	(1,268)
9/18/2030	N/A	1,142,985[16]	3.589[2]	(3.470)[17]	19	38
6/18/2031	6/17/2026[6]	38,772[18]	2.274[2]	(0.000)[19]	(90)	(81)
1/5/2033	1/5/2028[6]	12,790[1]	3.709[2]	(0.000)[3]	(53)	(53)
6/18/2035	N/A	47,000[20]	3.930[21]	(4.415)[2]	(520)	(520)
9/19/2035	N/A	111,920[20]	4.610[21]	(4.400)[2]	(409)	(395)
6/18/2036	6/17/2026[6]	21,000[18]	2.643[2]	(0.000)[19]	(90)	(77)
10/18/2040	10/18/2030[6]	18,400[1]	0.000[3]	(4.100)[2]	458	458
1/22/2041	1/22/2031[6]	3,240[1]	4.517[2]	(0.000)[3]	6	6
10/18/2045	10/18/2035[6]	20,400[1]	4.358[2]	(0.000)[3]	(442)	(442)
1/22/2046	1/22/2036[6]	3,990[1]	0.000[3]	(4.781)[2]	(5)	(5)
1/5/2058	1/5/2028[6]	3,440[1]	0.000[3]	(4.239)[2]	34	34
					(2,836)	(2,841)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Brazilian real.
8 Interest payment received/(paid) at maturity.
9 Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
10 Notional amount denominated in Canadian dollar.
11 Interest payment received/(paid) semi-annually.
12 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
13 Notional amount denominated in Korean won.
14 Interest payment received/(paid) quarterly.
15 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
16 Notional amount denominated in Czech koruna.
17 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
18 Notional amount denominated in euro.
19 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
20 Notional amount denominated in Polish zloty.
21 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At January 31, 2026, counterparties had deposited in segregated accounts cash of $260,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures and foreign currency at January 31, 2026.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,162,000	—	3,162,000
Asset-Backed/Commercial Mortgage-Backed Securities	—	993,849	3,680	997,529
Corporate Bonds	—	2,661,604	—	2,661,604
Floating Rate Loan Interests	—	32,894	—	32,894
Sovereign Bonds	—	1,672,507	—	1,672,507
Taxable Municipal Bonds	—	56,711	—	56,711
Temporary Cash Investments	45,442	—	—	45,442
Options Purchased	—	2,137	—	2,137
Total	45,442	8,581,702	3,680	8,630,824
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(139,110)	—	(139,110)

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,987	—	—	3,987
Forward Currency Contracts	—	3,903	—	3,903
Swap Contracts[1]	—	3,495	—	3,495
Total	3,987	7,398	—	11,385
Liabilities
Options Written	—	(2,832)	—	(2,832)
Futures Contracts[1]	(3,355)	—	—	(3,355)
Forward Currency Contracts	—	(17,749)	—	(17,749)
Swap Contracts[1]	—	(6,773)	—	(6,773)
Total	(3,355)	(27,354)	—	(30,709)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.